UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05634

Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2010

Date of reporting period:	July 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Strategist Fund (formerly Morgan Stanley Strategist Fund*) performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

*The Fund's name change was effective March 31, 2010.

Fund Report

For the year ended July 31, 2010

Total Return for the 12 Months Ended July 31, 2010
Class A	Class B	Class C	Class I	Morgan Stanley Capital Inter- national (MSCI) All Country World Index[1]	S&P 500® Index[2]	Barclays Capital U.S. Govern- ment/ Credit Index[3]	Lipper Flexible Portfolio Funds Index[4]
8.52%	7.74%	7.76%	8.84%	11.08%	13.83%	8.94%	12.52%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month period ended July 31, 2010 demonstrated both the positive and negative behavior common to markets during recoveries from severe recessions. Global equity markets rallied sharply on renewed growth expectations during the third and fourth quarters of 2009, only to consolidate in a broad trading range during the first half of 2010.

More recently, the sovereign debt crisis in the Euro-zone and weakening global economic data (particularly in the U.S. and in China) contributed to increased market volatility. Amidst these developments, the European Union and the International Monetary Fund announced a $1 trillion intervention in an effort to quell market fears. Despite these assurances, financial markets remained jittery as global economic data continued to surprise on the downside and political risks loomed. Although central banks maintained strongly accommodative monetary policies, traditional mechanisms to stimulate investment and spending appeared ineffective.

Labor and housing statistics, critical factors in measuring the health of the U.S. economy, continued to disappoint, while manufacturing surveys turned lower during the second quarter of 2010. This caused global equities to sell off and Treasury and sovereign debt to rally.

After a solid and somewhat typical global equity rally in response to recovering macroeconomic conditions early in the Fund's fiscal year, the period ended on an unsettled note, as market participants appeared more focused on risk-aversion than long-term total return.

Performance Analysis

All share classes of Morgan Stanley Global Strategist Fund (formerly Morgan Stanley Strategist Fund) underperformed the MSCI All Country World Index (the "Index"), the S&P 500® Index, the Barclays Capital U.S. Government/Credit Index and the Lipper Flexible Portfolio Funds Index for the 12 months ended July 31, 2010, assuming no deduction of applicable sales charges.

The Fund's underperformance versus all benchmarks can be directly attributed to its defensive asset allocation stance following 2008's and early 2009's equity market correction. Managed primarily as a U.S. fund until April 2010, the Fund's portfolio reflected the management team's concerns regarding the sustainability of the market's recovery in light of challenging global business conditions, a dysfunctional credit market, capital-starved banks and unprecedented structural unemployment in the U.S. and developed nations around the world.

By the latter part of the first quarter of 2010, the management team believed that the Fund would benefit from greater global and asset class diversification. The addition of larger allowed exposures to non-U.S. equities and bonds, plus the addition of commodities, provides a broader mix from which to construct a global portfolio. We believe that opportunities in countries with much different economic characteristics than the U.S. could provide the growth opportunities unavailable in the developed world, while an exposure to commodities could potentially provide a hedge against future inflationary risks. The broader allocation opportunities afforded in the Fund are viewed by the management team as tools to manage risk more effectively while seeking total return opportunities more broadly.

Accordingly, while the Fund maintained a defensive stance during the first eight months of the 2010 fiscal year, the broader, global allocation mandate put into effect in early April allowed the management team to invest in a more diverse pool of assets during the latter months of the period under review. The Fund exited the fiscal year with global equity exposures at approximately 60 percent of total Fund assets, fixed income exposures of approximately 28 percent of total assets, diversified commodity exposures of approximately 4 percent of total assets and cash equivalents (approximately 8 percent of total assets) rounding out the portfolio's allocation.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 07/31/10
U.S. Treasury Bonds/Notes	3.7%
Deutsche Bank UBS Commodity Linked Note	3.5
Federal National Mortgage Assoc.	2.5
French Treasury Note	0.7
Bundesrepublik Deutschland (Series 03)	0.7
Bundesrepublik Deutschland (Series 07)	0.6
Japan Government Thirty Year Bond (Series 11)	0.6
Federal Home Loan Mortgage Corp. (PC) Gold	0.6
Japan Government Ten Year Bond (Series 272)	0.6
United Kingdom Gilt	0.6
PORTFOLIO COMPOSITION+ as of 07/31/10
Common Stocks	46.8%
Short-Term Investments	21.4
Foreign Government Obligations	11.4
Corporate Bonds	7.8
US Government Agencies and Obligations	4.2
US Government Agencies — Mortgage Backed Securities	3.7
Commodity-Linked Securities	3.4
Preferred Stocks	0.9
Asset-Backed Securities	0.3
Municipal Bonds	0.1

+ Does not include open long/short futures contracts with an underlying face amount of $152,561,972 and net unrealized appreciation of $1,244,392. Also does not include open swap contracts with net unrealized depreciation of $1,621,764 and open forward foreign currency contracts with net unrealized appreciation of $2,187,235.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's Investment Adviser, Morgan Stanley Investment Advisors, Inc., seeks to achieve the Fund's investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts ("REITs"), and rights and warrants to purchase equity securities. Fixed income securities may include mortgage-related or mortgage-backed securities (including collateralized mortgage obligations), asset backed securities, floating rate securities, inverse floating obligations, inflation-linked fixed income securities, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies, or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B
Over 10 Years

Average Annual Total Returns—Period Ended July 31, 2010
Symbol	Class A Shares* (since 07/28/97) SRTAX	Class B Shares** (since 10/31/88) SRTBX	Class C Shares† (since 07/28/97) SRTCX	Class I Shares†† (since 07/28/97) SRTDX
1 Year	8.52%[5] 2.82 [6]	7.74%[5] 2.74 [6]	7.76%[5] 6.76 [6]	8.84%[5] —
5 Years	3.47 [5] 2.36 [6]	2.69 [5] 2.34 [6]	2.72 [5] 2.72 [6]	3.73 [5] —
10 Years	2.78 [5] 2.22 [6]	2.14 [5] 2.14 [6]	2.00 [5] 2.00 [6]	3.02 [5] —
Since Inception	5.05 [5] 4.62 [6]	8.29 [5] 8.29 [6]	4.26 [5] 4.26 [6]	5.30 [5] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's primary benchmark was changed in March 2010 from the S&P 500® Index to the MSCI All Country World Index to more accurately reflect the Fund's investable universe.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on July 31, 2010.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/10 – 07/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	02/01/10	07/31/10	02/01/10 – 07/31/10
Class A
Actual (3.56% return)	$1,000.00	$1,035.60	$4.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.23	$4.61
Class B
Actual (3.19% return)	$1,000.00	$1,031.90	$8.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.35
Class C
Actual (3.20% return)	$1,000.00	$1,032.00	$8.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.35
Class I
Actual (3.69% return)	$1,000.00	$1,036.90	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.47	$3.36

  @  Expenses are equal to the Fund's annualized expense ratios of 0.92%, 1.67%, 1.67% and 0.67% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.95%, 1.70%, 1.70% and 0.70% for Class A, Class B, Class C and Class I shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Fund's management fee, total expense ratio and performance were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010

NUMBER OF SHARES		VALUE
	Common Stocks (47.9%)
	Australia (2.1%)
	Air Freight & Logistics
10,824	Toll Holdings Ltd.	$58,167
	Beverages
8,808	Coca-Cola Amatil Ltd.	91,400
42,869	Foster's Group Ltd.	223,393
		314,793
	Biotechnology
8,567	CSL Ltd.	256,853
	Capital Markets
5,106	Macquarie Group Ltd.	171,841
	Chemicals
6,321	DuluxGroup Ltd. (a)	14,182
25,937	Incitec Pivot Ltd.	76,262
6,321	Orica Ltd.	144,109
		234,553
	Commercial Banks
38,959	Australia & New Zealand Banking Group Ltd.	812,424
21,794	Commonwealth Bank of Australia	1,036,326
32,464	National Australia Bank Ltd.	738,072
42,901	Westpac Banking Corp.	931,112
		3,517,934
	Commercial Services & Supplies
21,087	Brambles Ltd.	103,018
	Construction & Engineering
2,526	Leighton Holdings Ltd.	67,393
	Containers & Packaging
19,058	Amcor Ltd.	113,106
	Diversified Financial Services
2,891	ASX Ltd.	75,588

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
74,883	Telstra Corp. Ltd.	$218,144
	Electric Utilities
25,259	RusHydro (ADR) (a)	131,852
	Energy Equipment & Services
3,060	WorleyParsons Ltd.	64,060
	Food & Staples Retailing
5,769	Magnit OJSC (Registered GDR) (a)	122,015
15,794	Wesfarmers Ltd.	444,239
2,975	Wesfarmers Ltd. (PPS)	83,947
19,351	Woolworths Ltd.	451,501
		1,101,702
	Health Care Equipment & Supplies
963	Cochlear Ltd.	61,578
	Health Care Providers & Services
5,936	Sonic Healthcare Ltd.	55,314
	Hotels, Restaurants & Leisure
11,102	Crown Ltd.	79,950
10,695	TABCORP Holdings Ltd.	66,376
		146,326
	Information Technology Services
8,106	Computershare Ltd.	74,142
	Insurance
35,818	AMP Ltd.	171,744
16,910	AXA Asia Pacific Holdings Ltd.	83,071
38,253	Insurance Australia Group Ltd.	118,011
19,757	QBE Insurance Group Ltd.	298,498
19,706	Suncorp-Metway Ltd.	149,220
		820,544

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Media
48,903	Fairfax Media Ltd.	$65,258
	Metals & Mining
55,519	Alumina Ltd.	77,853
50,465	BHP Billiton Ltd.	1,831,704
32,591	BlueScope Steel Ltd. (a)	69,880
20,937	Fortescue Metals Group Ltd. (a)	81,260
7,192	Newcrest Mining Ltd.	212,831
21,424	OneSteel Ltd.	57,953
6,652	Rio Tinto Ltd.	424,935
		2,756,416
	Multi-Utilities
6,836	AGL Energy Ltd.	91,345
	Oil, Gas & Consumable Fuels
13,584	Origin Energy Ltd.	189,749
13,674	Santos Ltd.	164,532
8,789	Woodside Petroleum Ltd.	330,778
		685,059
	Real Estate Investment Trusts (REITs)
81,393	Dexus Property Group (Stapled Securities) (b)	60,014
100,489	Goodman Group (Stapled Securities) (b)	55,911
33,564	GPT Group (Stapled Securities) (b)	86,844
48,193	Mirvac Group (Stapled Securities) (b)(c)	57,770
35,586	Stockland (Stapled Securities) (b)(c)	122,018
32,351	Westfield Group (Stapled Securities) (b)(c)	357,361
		739,918

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
11,065	Lend Lease Corp., Ltd. (Stapled Securities) (b)(c)	$72,976
	Road & Rail
45,245	Asciano Group (Stapled Securities) (a)(b)(c)	69,177
	Transportation Infrastructure
19,502	Transurban Group (Stapled Securities) (b)(c)	79,043
	Total Australia	12,146,100
	Austria (0.0%)
	Commercial Banks
1,951	Erste Group Bank AG	78,295
	Real Estate Management & Development
3,664	Immofinanz AG (a)	12,056
	Total Austria	90,351
	Belgium (0.2%)
	Beverages
11,225	Anheuser-Busch InBev N.V.	594,404
	Commercial Banks
1,673	KBC Groep (a)	73,908
	Diversified Financial Services
2,046	Groupe Bruxelles Lambert SA	159,015
	Food & Staples Retailing
3,196	Delhaize Group SA	236,023
	Insurance
21,102	Ageas	58,106
	Total Belgium	1,121,456

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Bermuda (0.1%)
	Capital Markets
5,499	Invesco Ltd.	$107,450
	Energy Equipment & Services
5,865	Seadrill Ltd.	136,116
	Food Products
1,000	Bunge Ltd.	49,650
	Semiconductors & Semiconductor Equipment
3,900	Marvell Technology Group Ltd. (a)	58,188
	Total Bermuda	351,404
	Brazil (0.5%)
	Commercial Banks
9,500	Banco do Brasil SA	163,879
9,300	Banco Santander Brasil SA (Units) (c)	121,934
		285,813
	Diversified Financial Services
22,200	BM&F Bovespa SA	164,089
	Food Products
11,400	BRF - Brasil Foods SA	159,709
	Household Durables
4,300	Cyrela Brazil Realty SA	60,143
6,600	PDG Realty SA Empreendimentos e Participacoes	69,835
		129,978
	Information Technology Services
10,400	Companhia Brasileira de Meios de Pagamento	94,078
6,300	Redecard SA	96,355
		190,433

NUMBER OF SHARES		VALUE
	Metals & Mining
16,100	Cia Siderurgica Nacional SA	$266,930
2,500	Usinas Siderurgicas de Minas Gerais SA	72,535
22,200	Vale SA	612,179
		951,644
	Oil, Gas & Consumable Fuels
20,900	OGX Petroleo e Gas Participacoes SA (a)	220,075
38,200	Petroleo Brasileiro SA	693,282
		913,357
	Personal Products
4,700	Natura Cosmeticos SA	122,925
	Road & Rail
6,800	All America Latina Logistica SA (c)	63,832
	Transportation Infrastructure
4,600	Cia de Concessoes Rodoviarias	105,297
	Total Brazil	3,087,077
	Canada (2.3%)
	Aerospace & Defense
19,400	Bombardier, Inc.	87,937
	Auto Components
1,700	Magna International, Inc. (Class A)	126,551
	Capital Markets
2,800	IGM Financial, Inc.	110,142
	Chemicals
2,200	Agrium, Inc.	138,456
3,800	Potash Corp. of Saskatchewan, Inc.	397,761
		536,217

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Commercial Banks
7,100	Bank of Montreal	$434,198
12,400	Bank of Nova Scotia	622,262
5,200	Canadian Imperial Bank of Commerce	357,103
2,100	National Bank of Canada	120,499
17,100	Royal Bank of Canada	893,548
11,300	Toronto-Dominion Bank (The)	804,151
		3,231,761
	Communications Equipment
6,300	Research In Motion Ltd. (a)	362,478
	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	126,566
	Diversified Telecommunication Services
7,200	BCE, Inc.	220,262
	Electric Utilities
2,000	Fortis, Inc.	56,904
	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	119,396
	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	146,728
	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	68,923
	Insurance
300	Fairfax Financial Holdings Ltd.	119,498
6,200	Great-West Lifeco, Inc.	151,495
1,900	Intact Financial Corp.	86,568
24,700	Manulife Financial Corp.	392,586
5,500	Power Corp. of Canada	142,843
5,200	Power Financial Corp.	142,538
8,000	Sun Life Financial, Inc.	225,047
		1,260,575

NUMBER OF SHARES		VALUE
	Media
5,200	Shaw Communications, Inc.	$102,073
5,100	Thomson Reuters Corp.	190,695
		292,768
	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	128,485
13,100	Barrick Gold Corp.	538,501
7,400	Eldorado Gold Corp.	120,208
1,400	First Quantum Minerals Ltd.	87,727
9,800	Goldcorp, Inc.	384,164
11,900	Kinross Gold Corp.	195,041
4,800	Silver Wheaton Corp. (a)	90,533
6,500	Teck Resources Ltd.	228,817
10,100	Yamana Gold, Inc.	95,002
		1,868,478
	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	142,608
14,400	Canadian Natural Resources Ltd.	495,851
3,500	Canadian Oil Sands Trust (Units) (c)	91,786
10,000	Cenovus Energy, Inc.	281,601
2,700	Crescent Point Energy Corp.	99,512
5,800	Enbridge, Inc.	282,313
10,500	EnCana Corp.	321,011
3,600	Husky Energy, Inc.	88,455
3,500	Imperial Oil Ltd.	136,929
8,200	Nexen, Inc.	170,293
5,700	Penn West Energy Trust (Units) (c)	110,557
1,400	Petrobank Energy & Resources Ltd. (a)	57,672
19,800	Suncor Energy, Inc.	652,713
14,200	Talisman Energy, Inc.	242,410
8,800	TransCanada Corp.	310,981
1,900	Ultra Petroleum Corp. (a)	80,503
		3,565,195

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc. (Class A)	$188,075
5,800	Brookfield Properties Corp.	87,447
		275,522
	Road & Rail
6,100	Canadian National Railway Co.	383,724
2,300	Canadian Pacific Railway Ltd.	137,344
		521,068
	Wireless Telecommunication Services
5,400	Rogers Communications, Inc. (Class B)	187,783
	Total Canada	13,165,254
	Denmark (0.2%)
	Beverages
1,866	Carlsberg A/S (Class B)	165,452
	Commercial Banks
8,225	Danske Bank A/S (a)	193,756
	Electrical Equipment
3,437	Vestas Wind Systems A/S (a)	167,100
	Marine
29	A P Moller - Maersk A/S (Class B)	244,555
	Pharmaceuticals
5,684	Novo Nordisk A/S (Class B)	486,188
	Total Denmark	1,257,051
	Finland (0.1%)
	Communications Equipment
34,208	Nokia Oyj	316,283

NUMBER OF SHARES		VALUE
	Electric Utilities
6,150	Fortum Oyj	$143,057
	Insurance
4,615	Sampo Oyj (Class A)	112,763
	Machinery
2,965	Kone Oyj (Class B)	135,312
	Paper & Forest Products
5,979	UPM-Kymmene Oyj	86,798
	Total Finland	794,213
	France (1.8%)
	Auto Components
3,013	Compagnie Generale des Etablissements Michelin (Class B)	229,537
	Automobiles
6,412	Renault SA (a)	286,061
	Beverages
2,972	Pernod-Ricard SA	232,610
	Building Products
4,271	Compagnie de Saint-Gobain	181,806
	Chemicals
4,915	Air Liquide SA	553,199
	Commercial Banks
8,560	BNP Paribas	587,979
5,591	Credit Agricole SA	76,575
7,534	Societe Generale	434,297
		1,098,851
	Construction & Engineering
1,977	Bouygues SA	83,473
4,929	Vinci SA	238,623
		322,096
	Construction Materials
3,304	Lafarge SA	179,975

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
24,239	France Telecom SA	$507,605
	Electric Utilities
4,207	EDF SA	178,835
	Electrical Equipment
4,808	Alstom SA	251,625
2,889	Schneider Electric SA	333,185
		584,810
	Energy Equipment & Services
1,518	Technip SA	101,085
	Food & Staples Retailing
6,488	Carrefour SA	298,668
	Food Products
7,967	Danone SA	446,851
	Health Care Equipment & Supplies
2,087	Cie Generale d'Optique Essilor International SA	130,545
	Hotels, Restaurants & Leisure
1,670	Sodexo	105,211
	Information Technology Services
2,410	Cap Gemini SA	114,695
	Insurance
14,047	AXA SA	258,930
	Machinery
2,322	Vallourec SA	226,066
	Media
1,726	Publicis Groupe SA	77,790
4,073	SES SA (FDR)	100,608
14,367	Vivendi	345,335
		523,733

NUMBER OF SHARES		VALUE
	Multi-Utilities
12,812	GDF Suez	$425,581
5,269	Suez Environnement Co.	98,051
5,360	Veolia Environnement	142,317
		665,949
	Multiline Retail
1,334	PPR	178,447
	Oil, Gas & Consumable Fuels
18,657	Total SA	941,153
	Personal Products
3,359	L'Oreal SA	352,459
	Pharmaceuticals
14,191	Sanofi-Aventis SA	824,235
	Real Estate Investment Trusts (REITs)
86	ICADE	8,177
1,623	Unibail-Rodamco SE	320,213
		328,390
	Textiles, Apparel & Luxury Goods
1,194	Christian Dior SA	129,394
583	Hermes International	100,019
3,495	LVMH Moet Hennessy Louis Vuitton SA	426,394
		655,807
	Total France	10,507,609
	Germany (1.5%)
	Air Freight & Logistics
13,041	Deutsche Post AG (Registered Shares)	226,450
	Automobiles
5,954	Bayerische Motoren Werke AG	320,523
17,290	Daimler AG (a)	932,241
		1,252,764

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Capital Markets
6,444	Deutsche Bank AG (Registered Shares)	$450,107
	Chemicals
9,638	BASF SE	562,804
3,522	K+S AG	186,984
3,485	Linde AG	408,507
		1,158,295
	Commercial Banks
15,152	Commerzbank AG (a)	137,033
	Construction Materials
2,541	HeidelbergCement AG	127,966
	Diversified Financial Services
3,196	Deutsche Boerse AG	223,737
	Diversified Telecommunication Services
39,519	Deutsche Telecom AG (Registered Shares)	530,957
	Electric Utilities
20,333	E.ON AG	606,649
	Health Care Providers & Services
2,506	Fresenius Medical Care AG & Co. KGaA	137,502
	Household Products
2,337	Henkel AG & Co. KGaA	96,907
	Industrial Conglomerates
10,540	Siemens AG (Registered Shares)	1,027,257
	Insurance
4,237	Allianz SE (Registered Shares)	491,962
1,773	Muenchener Rueckversicherungs AG (Registered Shares)	245,605
		737,567

NUMBER OF SHARES		VALUE
	Machinery
1,517	MAN SE	$140,813
	Metals & Mining
4,639	ThyssenKrupp AG	137,652
	Multi-Utilities
4,103	RWE AG	289,745
	Personal Products
1,257	Beiersdorf AG	74,450
	Pharmaceuticals
10,469	Bayer AG	601,848
	Semiconductors & Semiconductor Equipment
16,493	Infineon Technologies AG (a)	111,312
	Software
15,855	SAP AG	723,978
	Textiles, Apparel & Luxury Goods
3,334	Adidas AG	180,566
	Total Germany	8,973,555
	Indonesia (0.6%)
	Automobiles
88,000	Astra International Tbk PT	498,586
	Commercial Banks
511,000	Bank Central Asia Tbk PT	339,772
140,000	Bank Danamon Indonesia Tbk PT	83,701
312,500	Bank Mandiri Tbk PT	209,532
211,500	Bank Negara Indonesia Persero Tbk PT	71,497
243,000	Bank Rakyat Indonesia	268,838
		973,340
	Construction Materials
62,500	Indocement Tunggal Prakarsa Tbk PT	118,037
169,000	Semen Gresik Persero Tbk PT	174,694
		292,731

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
395,500	Telekomunikasi Indonesia Tbk PT	$373,468
	Food Products
208,500	Indofood Sukses Makmur Tbk PT	107,762
	Gas Utilities
481,000	Perusahaan Gas Negara PT	217,696
	Household Products
57,500	Unilever Indonesia Tbk PT	108,915
	Machinery
69,500	United Tractors Tbk PT	156,498
	Oil, Gas & Consumable Fuels
465,000	Adaro Energy Tbk PT	103,928
778,500	Bumi Resources Tbk PT	149,636
18,000	Indo Tambangraya Megah PT	75,432
37,500	Tambang Batubara Bukit Asam Tbk PT	69,984
		398,980
	Tobacco
28,000	Gudang Garam Tbk PT	109,516
	Total Indonesia	3,237,492
	Ireland (0.1%)
	Construction Materials
10,525	CRH PLC	219,862
	Health Care Equipment & Supplies
3,030	Covidien PLC	113,080
	Information Technology Services
6,400	Accenture Ltd. (Class A)	253,696
	Machinery
2,200	Ingersoll-Rand PLC	82,412
	Total Ireland	669,050

NUMBER OF SHARES		VALUE
	Israel (0.1%)
	Pharmaceuticals
13,000	Teva Pharmaceutical Industries Ltd. (ADR)	$635,050
	Italy (0.5%)
	Automobiles
13,836	Fiat SpA	177,239
	Commercial Banks
84,720	Intesa Sanpaolo SpA	280,424
188,353	UniCredit SpA	527,723
10,196	Unione di Banche Italiane ScpA	109,418
		917,565
	Diversified Telecommunication Services
162,075	Telecom Italia SpA	206,456
144,704	Telecom Italia SpA	150,386
		356,842
	Electric Utilities
82,166	Enel SpA	403,404
	Energy Equipment & Services
4,984	Saipem SpA	179,260
	Gas Utilities
44,463	Snam Rete Gas SpA	208,736
	Insurance
17,077	Assicurazioni Generali SpA	344,046
	Oil, Gas & Consumable Fuels
28,700	Eni SpA	586,813
	Total Italy	3,173,905
	Japan (5.3%)
	Air Freight & Logistics
500	Kintetsu World Express, Inc.	12,402
9,000	Yamato Holdings Co., Ltd.	111,673
		124,075

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Auto Components
3,700	Aisin Seiki Co., Ltd.	$103,426
2,000	Akebono Brake Industry Co., Ltd.	9,190
9,000	Bridgestone Corp.	161,155
8,500	Denso Corp.	243,701
700	Exedy Corp.	20,256
700	FCC Co., Ltd.	13,563
4,000	Kayaba Industry Co., Ltd.	15,788
1,000	Keihin Corp.	18,091
600	Musashi Seimitsu Industry Co., Ltd.	12,418
900	Nifco, Inc.	20,480
1,000	Nippon Seiki Co., Ltd.	10,996
3,000	Nissan Shatai Co., Ltd.	21,321
1,000	Nissin Kogyo Co., Ltd.	14,573
900	Takata Corp.	17,803
1,100	Tokai Rika Co., Ltd.	18,678
1,100	Tokai Rubber Industries, Inc.	13,114
4,000	Toyo Tire & Rubber Co., Ltd.	9,306
3,600	Toyota Industries Corp.	97,089
1,300	TS Tech Co., Ltd.	20,509
5,000	Yokohama Rubber Co., Ltd. (The)	26,738
		868,195
	Automobiles
20,695	Honda Motor Co., Ltd. (ADR)	657,480
24,000	Mazda Motor Corp.	58,059
97,000	Mitsubishi Motors Corp. (a)	126,871
33,300	Nissan Motor Co., Ltd. (a)	255,931
5,600	Suzuki Motor Corp.	117,322
38,200	Toyota Motor Corp.	1,348,573
		2,564,236
	Beverages
4,800	Asahi Breweries Ltd.	85,061
13,000	Kirin Holdings Co., Ltd.	173,644
2,000	Takara Holdings, Inc.	10,811
		269,516

NUMBER OF SHARES		VALUE
	Building Products
1,300	Aica Kogyo Co., Ltd.	$14,866
15,000	Asahi Glass Co., Ltd.	152,787
4,000	Central Glass Co., Ltd.	15,510
3,500	Daikin Industries Ltd.	129,840
5,300	JS Group Corp.	106,926
6,000	Nitto Boseki Co., Ltd.	13,820
6,000	Sanwa Holdings Corp.	19,307
2,000	Takara Standard Co., Ltd.	12,894
1,100	Takasago Thermal Engineering Co., Ltd.	9,473
		475,423
	Capital Markets
31,000	Daiwa Securities Group, Inc.	134,198
2,200	kabu.com Securities Co., Ltd.	10,186
1,600	Marusan Securities Co., Ltd.	8,982
16,000	Mizuho Investors Securities Co., Ltd. (a)	16,297
30	Monex Group, Inc.	12,414
49,000	Nomura Holdings, Inc.	272,805
4,000	Okasan Securities Group, Inc.	15,140
5,000	Tokai Tokyo Financial Holdings	18,172
		488,194
	Chemicals
2,000	ADEKA Corp.	19,584
26,000	Asahi Kasei Corp.	136,026
11,000	DIC Corp.	18,207
800	Earth Chemical Co., Ltd.	24,761
3,000	JSR Corp.	52,572
5,000	Kuraray Co., Ltd.	62,735
4,000	KUREHA Corp.	20,094
1,100	Lintec Corp.	21,276
20,000	Mitsubishi Chemical Holdings Corp.	103,247
1,000	Nihon Parkerizing Co., Ltd.	12,871

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
3,000	Nippon Kayaku Co., Ltd.	$27,015
5,000	Nippon Paint Co., Ltd.	29,400
2,000	Nippon Shokubai Co., Ltd.	20,765
3,000	Nippon Soda Co., Ltd.	10,660
2,000	Nippon Synthetic Chemical Industry Co., Ltd. (The)	12,200
2,200	Nitto Denko Corp.	76,241
3,000	NOF Corp.	12,362
3,000	Sakai Chemical Industry Co., Ltd.	12,084
4,300	Shin-Etsu Chemical Co., Ltd.	214,266
200	Stella Chemifa Corp.	7,917
4,000	Sumitomo Bakelite Co., Ltd.	20,881
22,000	Sumitomo Chemical Co., Ltd.	95,492
300	Taiyo Ink Manufacturing Co., Ltd.	8,254
2,000	Takasago International Corp.	9,144
5,000	Toagosei Co., Ltd.	22,166
4,000	Tokai Carbon Co., Ltd.	21,112
900	Tokyo Ohka Kogyo Co., Ltd.	15,459
26,000	Toray Industries, Inc.	139,337
3,000	Toyo Ink Manufacturing Co., Ltd.	11,598
4,000	Zeon Corp.	28,798
		1,266,524
	Commercial Banks
200	Aichi Bank Ltd. (The)	12,686
5,000	Akita Bank Ltd. (The)	16,725
3,000	Aomori Bank Ltd. (The)	7,292
3,000	Awa Bank Ltd. (The)	18,334
400	Bank of Iwate Ltd. (The)	22,270
2,000	Bank of Nagoya Ltd. (The)	6,991
400	Bank of Okinawa Ltd. (The)	12,913
6,000	Bank of Saga Ltd. (The)	17,570
900	Bank of the Ryukyus Ltd.	10,053

NUMBER OF SHARES		VALUE
22,000	Bank of Yokohama Ltd. (The)	$101,603
14,000	Chiba Bank Ltd. (The)	85,561
7,000	Daishi Bank Ltd. (The)	24,226
6,000	Ehime Bank Ltd. (The)	15,487
3,000	Eighteenth Bank Ltd. (The)	8,438
5,000	Fukui Bank Ltd. (The)	15,915
5,000	Higo Bank Ltd. (The)	27,374
5,000	Hokkoku Bank Ltd. (The)	19,677
8,000	Hokuetsu Bank Ltd. (The)	13,242
5,000	Hyakugo Bank Ltd. (The)	21,992
5,000	Hyakujushi Bank Ltd. (The)	18,809
6,000	Juroku Bank Ltd. (The)	20,557
4,000	Kagoshima Bank Ltd. (The)	25,001
6,000	Kansai Urban Banking Corp.	9,445
5,000	Keiyo Bank Ltd. (The)	25,059
10,000	Kiyo Holdings, Inc.	13,311
4,000	Miyazaki Bank Ltd. (The)	10,880
193,500	Mizuho Financial Group, Inc.	315,800
600	Musashino Bank Ltd. (The)	16,925
4,000	Nanto Bank Ltd. (The)	20,835
7,000	Ogaki Kyoritsu Bank Ltd. (The)	22,281
3,000	Oita Bank Ltd. (The)	9,410
7,600	Resona Holdings, Inc.	83,482
3,000	San-In Godo Bank Ltd. (The)	22,050
6,000	Shiga Bank Ltd. (The)	36,599
4,000	Shikoku Bank Ltd. (The)	12,779
12,000	Shizuoka Bank Ltd. (The)	100,006
18,100	Sumitomo Mitsui Financial Group, Inc.	560,630
25,000	Sumitomo Trust & Banking Co., Ltd (The)	139,186
4,000	Tochigi Bank Ltd. (The)	16,482
3,000	Toho Bank Ltd. (The)	8,820
800	Tokyo Tomin Bank Ltd. (The)	8,769
4,000	Yamagata Bank Ltd. (The)	18,751

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
2,000	Yamanashi Chuo Bank Ltd. (The)	$8,079
		1,982,295
	Commercial Services & Supplies
500	Asahi Holdings, Inc.	10,365
11,000	Dai Nippon Printing Co., Ltd.	133,052
700	Daiseki Co., Ltd.	14,309
1,800	Duskin Co., Ltd.	31,981
2,500	Kokuyo Co., Ltd.	20,198
650	Moshi Moshi Hotline, Inc.	13,580
1,800	Park24 Co., Ltd.	19,313
2,800	Secom Co., Ltd.	128,503
2,000	Sohgo Security Services Co., Ltd.	20,232
1,000	Toppan Forms Co., Ltd.	9,642
11,000	Toppan Printing Co., Ltd.	90,781
		491,956
	Communications Equipment
1,000	Hitachi Kokusai Electric, Inc.	8,056
	Computers & Peripherals
25,000	Fujitsu Ltd.	177,962
58,000	Toshiba Corp. (a)	303,443
8	Wacom Co., Ltd.	11,260
		492,665
	Construction & Engineering
1,500	Chudenko Corp.	16,928
2,100	COMSYS Holdings Corp.	20,151
3,000	JGC Corp.	49,621
2,000	Kandenko Co., Ltd.	11,876
1,800	Kyowa Exeo Corp.	16,709
4,000	Maeda Corp.	10,695
2,000	Maeda Road Construction Co., Ltd.	16,158
2,000	Nippo Corp.	13,936
6,000	Nishimatsu Construction Co., Ltd.	7,431

NUMBER OF SHARES		VALUE
4,000	Okumura Corp.	$14,306
700	Taikisha Ltd.	11,092
5,000	Toda Corp.	16,089
1,000	Toshiba Plant Systems & Services Corp.	11,899
4,000	Toyo Engineering Corp.	12,547
		229,438
	Construction Materials
10,000	Sumitomo Osaka Cement Co., Ltd.	18,751
	Consumer Finance
1,300	Hitachi Capital Corp.	17,274
1,380	ORIX Corp.	108,617
1,550	Promise Co., Ltd.	12,343
2,140	Takefuji Corp.	6,193
		144,427
	Containers & Packaging
300	FP Corp.	15,973
500	Fuji Seal International, Inc.	10,973
3,000	Rengo Co., Ltd.	19,411
		46,357
	Diversified Financial Services
1,200	Century Tokyo Leasing Corp.	14,417
500	Fuyo General Lease Co., Ltd.	11,488
2,100	Japan Securities Finance Co., Ltd.	12,299
4	Osaka Securities Exchange Co., Ltd.	19,909
		58,113
	Diversified Telecommunication Services
8,000	Nippon Telegraph & Telephone Corp.	332,427
	Electric Utilities
7,800	Chubu Electric Power Co., Inc.	193,386

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
3,700	Chugoku Electric Power Co., Inc. (The)	$76,788
4,200	Hokkaido Electric Power Co., Inc	90,033
3,900	Hokuriku Electric Power Co.	86,356
4	Japan Wind Development Co., Ltd. (a)	6,482
6,200	Kansai Electric Power Co., Inc. (The)	150,272
3,900	Kyushu Electric Power Co., Inc.	88,252
200	Okinawa Electric Power Co., Inc. (The)	10,244
5,800	Shikoku Electric Power Co.	171,123
6,600	Tohoku Electric Power Co., Inc.	142,626
13,700	Tokyo Electric Power Co., Inc. (The)	376,296
		1,391,858
	Electrical Equipment
2,000	Daihen Corp.	8,519
8,000	Fujikura Ltd.	37,595
900	Futaba Corp.	16,272
6,000	Hitachi Cable Ltd.	16,459
27,000	Mitsubishi Electric Corp.	235,326
1,400	Nidec Corp.	131,419
1,400	Nippon Signal Co., Ltd.	10,517
8,000	Panasonic Electric Works Co., Ltd.	101,765
23,800	Sumitomo Electric Industries Ltd.	278,234
200	Toyo Tanso Co., Ltd.	10,105
		846,211
	Electronic Equipment, Instruments & Components
3,500	Alps Electric Co., Ltd. (a)	31,680
7,800	FUJIFILM Holdings Corp.	243,764
1,300	Hamamatsu Photonics KK	38,099
66,000	Hitachi Ltd. (a)	268,904

NUMBER OF SHARES		VALUE
600	Horiba Ltd.	$16,216
1,300	Hosiden Corp.	13,874
5,000	Hoya Corp.	118,988
2,000	Ibiden Co., Ltd.	59,749
600	Keyence Corp.	138,202
2,100	Kyocera Corp.	187,407
2,900	Murata Manufacturing Co., Ltd.	143,330
1,300	Nichicon Corp.	16,853
3,000	Nippon Chemi-Con Corp. (a)	14,897
6,000	Nippon Electric Glass Co., Ltd.	76,463
15,000	Oki Electric Industry Co., Ltd. (a)	11,980
2,800	Omron Corp.	67,541
700	Ryosan Co., Ltd.	17,866
3,000	SMK Corp.	14,654
1,200	Star Micronics Co., Ltd.	12,765
2,000	Taiyo Yuden Co., Ltd.	25,603
1,400	TDK Corp.	84,426
1,300	Yamatake Corp.	33,224
		1,636,485
	Food & Staples Retailing
11,600	Aeon Co., Ltd.	124,197
800	Arcs Co., Ltd.	10,751
1,200	Circle K Sunkus Co., Ltd.	16,084
1,300	Heiwado Co., Ltd.	16,206
3,000	Izumiya Co., Ltd.	13,160
1,000	Matsumotokiyoshi Holdings Co., Ltd.	22,316
11,300	Seven & I Holdings Co., Ltd.	270,614
800	Sugi Holdings Co., Ltd.	17,529
700	Sundrug Co., Ltd.	18,125
600	Tsuruha Holdings, Inc.	23,126
		532,108
	Food Products
15,000	Ajinomoto Co., Inc.	142,196
2,000	Ezaki Glico Co., Ltd.	23,751

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
1,200	Fuji Oil Co., Ltd.	$17,723
600	Hokuto Corp.	11,827
1,700	House Foods Corp.	24,872
3,000	Itoham Foods, Inc.	11,112
1,600	Kagome Co., Ltd.	28,446
2,200	Kewpie Corp.	26,407
8,000	Maruha Nichiro Holdings, Inc.	12,778
6,000	Morinaga & Co., Ltd.	13,751
3,000	Morinaga Milk Industry Co., Ltd.	11,424
4,000	Nichirei Corp.	17,269
3,000	Nippon Flour Mills Co., Ltd.	15,626
4,600	Nippon Suisan Kaisha Ltd.	15,654
2,000	Nisshin Oillio Group Ltd. (The)	10,001
1,000	Sakata Seed Corp.	13,473
		396,310
	Gas Utilities
38,000	Osaka Gas Co., Ltd.	140,309
9,000	Saibu Gas Co., Ltd.	25,001
34,000	Tokyo Gas Co., Ltd.	154,662
		319,972
	Health Care Equipment & Supplies
300	Hogy Medical Co., Ltd.	14,359
700	Nihon Kohden Corp.	12,931
2,000	Nikkiso Co., Ltd.	15,580
1,200	Nipro Corp.	23,362
3,500	Olympus Corp.	93,825
2,900	Terumo Corp.	152,225
		312,282
	Health Care Providers & Services
1,000	Miraca Holdings, Inc.	29,770
1,100	Nichii Gakkan Co.	9,498
1,000	Toho Holdings Co., Ltd.	14,955
		54,223

NUMBER OF SHARES		VALUE
	Health Care Technology
2	M3, Inc.	$9,051
	Hotels, Restaurants & Leisure
900	Doutor Nichires Holdings Co., Ltd.	11,772
400	HIS Co., Ltd.	9,176
900	MOS Food Services, Inc.	15,459
800	Resorttrust, Inc.	11,491
600	Saizeriya Co., Ltd.	11,292
4,000	Tokyo Dome Corp.	10,603
600	WATAMI Co., Ltd.	11,577
14	Yoshinoya Holdings Co., Ltd.	16,059
1,300	Zensho Co., Ltd.	12,113
		109,542
	Household Durables
1,200	Alpine Electronics, Inc. (a)	14,404
400	Chofu Seisakusho Co., Ltd.	8,621
500	Foster Electric Co., Ltd.	13,531
400	Funai Electric Co., Ltd.	14,283
21,000	Haseko Corp. (a)	17,015
1,000	Hitachi Koki Co., Ltd.	8,913
2,000	PanaHome Corp.	12,269
25,300	Panasonic Corp.	334,424
4,400	Pioneer Corp. (a)	16,093
700	Sangetsu Co., Ltd.	15,402
12,000	Sekisui House Ltd.	106,534
15,000	Sharp Corp.	164,419
13,635	Sony Corp. (ADR)	425,685
3,000	Sumitomo Forestry Co., Ltd.	23,092
		1,174,685
	Household Products
5,000	Lion Corp.	25,349
300	Pigeon Corp.	11,059
800	Unicharm Corp.	95,191
		131,599

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co., Ltd.	$83,692
	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	140,298
	Information Technology Services
1,300	IT Holdings Corp.	15,529
10	NET One Systems Co., Ltd.	12,281
1,700	Nihon Unisys Ltd.	12,121
30	NTT Data Corp.	109,034
		148,965
	Insurance
5,000	Mitsui Sumitomo Insurance Group Holdings, Inc.	111,176
4,200	T&D Holdings, Inc.	92,026
6,500	Tokio Marine Holdings, Inc.	178,008
		381,210
	Internet & Catalog Retail
139	Rakuten, Inc.	106,509
	Internet Software & Services
5	Access Co., Ltd.	6,858
25	eAccess Ltd.	16,205
4	Kakaku.com, Inc.	18,635
2	Mixi, Inc.	10,672
276	Yahoo! Japan Corp.	106,221
		158,591
	Leisure Equipment & Products
1,100	Heiwa Corp.	12,274
3,000	Mizuno Corp.	13,543
4,600	Nikon Corp.	79,972
1,400	Tomy Co., Ltd.	11,165
400	Universal Entertainment Corp. (a)	7,051
		124,005

NUMBER OF SHARES		VALUE
	Machinery
1,800	Amano Corp.	$14,772
1,000	Asahi Diamond Industrial Co., Ltd.	15,985
2,100	CKD Corp.	13,879
2,500	Daifuku Co., Ltd.	14,671
8,000	Ebara Corp. (a)	30,465
2,500	Fanuc Ltd.	295,445
1,000	Fuji Machine Manufacturing Co., Ltd.	15,487
3,000	Fujitec Co., Ltd.	15,626
12,000	Furukawa Co., Ltd. (a)	12,779
1,300	Glory Ltd.	30,260
19,000	Hitachi Zosen Corp.	27,050
4,000	Iseki & Co., Ltd. (a)	10,417
5,000	Japan Steel Works Ltd. (The)	48,267
38,000	Kawasaki Heavy Industries Ltd.	95,005
2,000	Kitz Corp.	10,047
13,600	Komatsu Ltd.	285,868
2,000	Komori Corp.	20,696
18,000	Kubota Corp.	142,717
3,000	Makino Milling Machine Co., Ltd. (a)	18,057
1,600	Makita Corp.	46,225
1,000	Max Co., Ltd.	11,934
4,000	Meidensha Corp.	12,454
49,000	Mitsubishi Heavy Industries Ltd.	183,761
700	Miura Co., Ltd.	16,513
2,500	Mori Seiki Co., Ltd.	24,567
2,000	Nabtesco Corp.	31,668
7,000	Nachi-Fujikoshi Corp.	20,823
5,000	NGK Insulators Ltd.	84,611
3,000	Nippon Sharyo Ltd.	13,959
2,000	Nippon Thompson Co., Ltd.	13,218
10,000	NSK Ltd.	71,185
600	Oiles Corp.	9,896
3,000	OKUMA Corp. (a)	18,057
2,100	OSG Corp.	23,213

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
600	Shima Seiki Manufacturing Ltd.	$13,237
800	SMC Corp.	105,932
5,000	Tadano Ltd.	24,596
2,000	Toshiba Machine Co., Ltd.	7,269
4,000	Tsubakimoto Chain Co.	16,760
		1,867,371
	Marine
1,900	Iino Kaiun Kaisha Ltd.	9,611
18,000	Mitsui O.S.K. Lines Ltd.	121,882
34,000	Nippon Yusen KK	144,036
		275,529
	Media
500	Asatsu-DK, Inc.	12,015
9	CyberAgent, Inc.	13,230
1,400	Daiichikosho Co., Ltd.	20,774
3,200	Dentsu, Inc.	79,745
400	Kadokawa Group Holdings, Inc.	8,357
3,000	Shochiku Co., Ltd.	20,453
100	SKY Perfect JSAT Holdings, Inc.	35,361
		189,935
	Metals & Mining
4,000	Aichi Steel Corp.	17,038
5,800	JFE Holdings, Inc.	179,582
73,000	Kobe Steel Ltd.	152,937
2,000	Nippon Denko Co., Ltd.	11,899
14,000	Nippon Light Metal Co., Ltd. (a)	20,580
74,000	Nippon Steel Corp.	252,677
5,000	Nippon Yakin Kogyo Co., Ltd. (a)	15,973
500	OSAKA Titanium Technologies Co.	21,413
3,000	Pacific Metals Co., Ltd.	21,564
3,000	Sanyo Special Steel Co., Ltd. (a)	15,522

NUMBER OF SHARES		VALUE
49,000	Sumitomo Metal Industries Ltd.	$118,537
8,000	Sumitomo Metal Mining Co., Ltd.	106,488
800	Toho Titanium Co., Ltd.	22,001
4,000	Toho Zinc Co., Ltd.	14,584
3,000	Tokyo Rope Manufacturing Co., Ltd.	7,605
4,000	Topy Industries Ltd.	9,028
4,000	Yodogawa Steel Works Ltd.	16,806
		1,004,234
	Multiline Retail
900	Don Quijote Co., Ltd.	23,439
3,000	H2O Retailing Corp.	18,612
5,400	Isetan Mitsukoshi Holdings Ltd.	51,003
1,300	Izumi Co., Ltd.	16,868
2,000	Parco Co., Ltd.	14,561
500	Ryohin Keikaku Co., Ltd.	18,462
		142,945
	Office Electronics
14,400	Canon, Inc.	627,536
5,000	Konica Minolta Holdings, Inc.	52,665
11,000	Ricoh Co., Ltd.	152,405
5,000	Toshiba TEC Corp.	18,230
		850,836
	Oil, Gas & Consumable Fuels
12	INPEX Corp.	58,614
1,900	Itochu Enex Co., Ltd.	9,545
1,000	Nippon Gas Co., Ltd.	14,885
		83,044
	Paper & Forest Products
2,000	Daio Paper Corp.	16,043
2,000	Hokuetsu Kishu Paper Co., Ltd.	9,862
7,000	Mitsubishi Paper Mills Ltd. (a)	8,102

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
13,000	OJI Paper Co., Ltd.	$62,897
		96,904
	Personal Products
800	Aderans Holdings Co., Ltd. (a)	9,806
1,000	Fancl Corp.	15,036
8,100	Kao Corp.	191,636
600	Kobayashi Pharmaceutical Co., Ltd.	25,314
800	Kose Corp.	18,575
500	Mandom Corp.	13,890
6,500	Shiseido Co., Ltd.	145,506
		419,763
	Pharmaceuticals
5,100	Astellas Pharma, Inc.	173,020
4,900	Chugai Pharmaceutical Co., Ltd.	85,755
9,700	Daiichi Sankyo Co., Ltd.	180,650
3,800	Eisai Co., Ltd.	129,665
2,000	Kaken Pharmaceutical Co., Ltd.	19,770
600	Kissei Pharmaceutical Co., Ltd.	11,487
1,000	Kyorin Co., Ltd.	13,982
2,000	Mochida Pharmaceutical Co., Ltd.	20,094
500	Nichi-iko Pharmaceutical Co., Ltd	18,028
1,000	Nippon Shinyaku Co., Ltd.	12,258
1,500	Ono Pharmaceutical Co., Ltd.	62,069
2,000	Rohto Pharmaceutical Co., Ltd.	24,562
300	Sawai Pharmaceutical Co., Ltd.	26,668
800	Seikagaku Corp.	8,084
6,400	Shionogi & Co., Ltd.	130,526
10,200	Takeda Pharmaceutical Co., Ltd.	468,117

NUMBER OF SHARES		VALUE
200	Towa Pharmaceutical Co., Ltd.	$11,783
		1,396,518
	Professional Services
800	Meitec Corp.	13,482
	Real Estate Investment Trusts (REITs)
5	DA Office Investment Corp.	12,327
3	Frontier Real Estate Investment Corp.	21,633
2	Fukuoka REIT Co.	12,640
3	Global One Real Estate Investment Corp.	22,432
3	Japan Excellent, Inc.	14,706
3	Japan Logistics Fund, Inc.	24,619
8	Japan Real Estate Investment Corp.	70,837
5	Kenedix Realty Investment Corp.	16,424
2	Mori Trust Sogo Reit, Inc.	15,742
4	Nippon Accommodations Fund, Inc.	22,154
8	Nippon Building Fund, Inc.	68,152
4	Nippon Commercial Investment Corp.	4,389
3	Nomura Real Estate Residential Fund, Inc.	12,015
5	Orix JREIT, Inc.	24,509
3	Premier Investment Corp.	11,563
4	Tokyu REIT, Inc.	22,108
2	Top REIT, Inc.	10,626
4	United Urban Investment Corp.	26,576
		413,452
	Real Estate Management & Development
1,300	Daibiru Corp.	9,750
6,000	Daikyo, Inc. (a)	10,001
1,400	Daito Trust Construction Co., Ltd.	76,162

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
11,000	Daiwa House Industry Co., Ltd.	$108,478
310	Goldcrest Co., Ltd.	6,337
5,500	Heiwa Real Estate Co., Ltd.	13,178
29	Kenedix, Inc. (a)	4,860
2,400	Leopalace21 Corp. (a)	5,306
16,000	Mitsubishi Estate Co., Ltd.	225,569
12,000	Mitsui Fudosan Co., Ltd.	177,788
7,000	Sumitomo Realty & Development Co., Ltd.	126,072
		763,501
	Road & Rail
23	Central Japan Railway Co.	187,418
4,800	East Japan Railway Co.	309,462
6,000	Fukuyama Transporting Co., Ltd.	28,960
1,200	Hitachi Transport System Ltd.	17,418
10,000	Keihin Electric Express Railway Co., Ltd.	93,292
10,000	Keio Corp.	67,365
41,000	Kintetsu Corp.	132,404
22,000	Nippon Express Co., Ltd.	89,635
2,000	Nippon Konpo Unyu Soko Co., Ltd.	23,844
7,000	Nishi-Nippon Railroad Co., Ltd.	29,168
16,000	Odakyu Electric Railway Co., Ltd.	146,120
5,000	Sankyu, Inc.	21,124
3,000	Seino Holdings Corp.	20,175
18,000	Sotetsu Holdings, Inc.	82,921
33,000	Tobu Railway Co., Ltd.	189,455
18,000	Tokyu Corp.	77,505
28	West Japan Railway Co.	103,710
		1,619,976
	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	49,703

NUMBER OF SHARES		VALUE
5,000	Dainippon Screen Manufacturing Co., Ltd. (a)	$25,291
400	Disco Corp.	24,214
1,200	Rohm Co., Ltd.	75,699
3,000	Sanken Electric Co., Ltd. (a)	11,771
2,000	Tokyo Electron Ltd.	107,414
1,000	Tokyo Seimitsu Co., Ltd. (a)	13,589
800	Ulvac, Inc.	15,742
		323,423
	Software
1,100	Capcom Co., Ltd.	16,870
1,300	Nintendo Co., Ltd.	363,539
900	NSD Co., Ltd.	9,751
1,800	Trend Micro, Inc.	53,128
		443,288
	Specialty Retail
1,200	Aoyama Trading Co., Ltd.	18,960
600	Autobacs Seven Co., Ltd.	22,328
1,900	Culture Convenience Club Co., Ltd.	8,027
1,700	DCM Japan Holdings Co., Ltd.	8,776
1,300	EDION Corp.	9,946
600	Fast Retailing Co., Ltd.	89,797
500	Hikari Tsushin, Inc.	9,057
800	K's Holdings Corp.	17,622
500	Komeri Co., Ltd.	11,777
1,200	Nishimatsuya Chain Co., Ltd.	11,209
240	Point, Inc.	12,084
1,000	Sanrio Co., Ltd.	14,746
800	Shimachu Co., Ltd.	14,621
700	Xebio Co., Ltd.	13,887
1,370	Yamada Denki Co., Ltd.	92,607
		355,444
	Textiles, Apparel & Luxury Goods
5,000	Daiwabo Holdings Co., Ltd.	10,359

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
4,000	Gunze Ltd.	$12,455
1,000	Japan Wool Textile Co., Ltd. (The)	7,489
7,000	Kurabo Industries Ltd.	11,181
2,000	Onward Holdings Co., Ltd.	15,047
2,000	Tokyo Style Co., Ltd.	15,719
20,000	Toyobo Co., Ltd.	34,261
16,000	Unitika Ltd. (a)	13,890
2,000	Wacoal Holdings Corp.	26,182
		146,583
	Tobacco
82	Japan Tobacco, Inc.	263,858
	Trading Companies & Distributors
5,000	Hanwa Co., Ltd.	20,198
22,000	ITOCHU Corp.	171,630
5,000	Iwatani Corp.	14,063
4,000	JFE Shoji Holdings, Inc.	16,436
30,000	Marubeni Corp.	161,120
1,200	MISUMI Group, Inc.	23,085
17,700	Mitsubishi Corp.	382,908
27,100	Mitsui & Co., Ltd.	347,553
3,000	Nagase & Co., Ltd.	32,988
16,000	Sumitomo Corp.	170,010
		1,339,991
	Transportation Infrastructure
1,100	Japan Airport Terminal Co., Ltd.	16,972
3,000	Mitsui-Soko Co., Ltd.	10,556
4,000	Sumitomo Warehouse Co., Ltd (The)	19,214
		46,742
	Wireless Telecommunication Services
53	KDDI Corp.	257,961
202	NTT DoCoMo, Inc.	321,488
10,200	Softbank Corp.	305,191
		884,640
	Total Japan	30,859,703

NUMBER OF SHARES		VALUE
	Luxembourg (0.1%)
	Energy Equipment & Services
12,959	Tenaris SA	$258,886
	Metals & Mining
9,196	ArcelorMittal	280,301
	Wireless Telecommunication Services
1,810	Millicom International Cellular SA (Class B) (SDR)	167,471
	Total Luxembourg	706,658
	Netherlands (0.6%)
	Aerospace & Defense
5,764	European Aeronautic Defence and Space Co., N.V. (a)	136,557
	Air Freight & Logistics
6,488	TNT N.V.	193,616
	Beverages
5,636	Heineken N.V.	255,077
	Chemicals
3,054	Akzo Nobel N.V.	179,908
2,836	Koninklijke DSM N.V.	134,580
		314,488
	Diversified Financial Services
43,633	ING Groep N.V. (Share Certificates) (a)	419,630
	Diversified Telecommunication Services
7,763	Koninklijke KPN N.V.	108,043
	Food & Staples Retailing
15,733	Koninklijke Ahold N.V.	201,950

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Food Products
23,927	Unilever N.V. (Share Certificates)	$703,900
	Industrial Conglomerates
13,644	Koninklijke Philips Electronics N.V.	425,125
	Insurance
20,931	Aegon N.V. (a)	125,907
	Life Sciences Tools & Services
5,250	QIAGEN N.V. (a)	97,526
	Semiconductors & Semiconductor Equipment
5,752	ASML Holding N.V.	183,421
11,052	STMicroelectronics N.V.	91,153
		274,574
	Total Netherlands	3,256,393
	Netherlands Antilles (0.1%)
	Energy Equipment & Services
10,200	Schlumberger Ltd.	608,532
	Norway (0.1%)
	Chemicals
3,242	Yara International ASA	122,200
	Commercial Banks
10,813	DnB NOR ASA	134,285
	Diversified Telecommunication Services
21,759	Telenor ASA	335,762
	Oil, Gas & Consumable Fuels
14,016	Statoil ASA	283,298
	Total Norway	875,545

NUMBER OF SHARES		VALUE
	Panama (0.0%)
	Hotels, Restaurants & Leisure
4,000	Carnival Corp. (Units) (c)	$138,720
	Portugal (0.0%)
	Diversified Telecommunication Services
15,302	Portugal Telecom SGPS SA	168,420
	Russia (0.5%)
	Commercial Banks
1,234	Sberbank of Russian Federation (Registered GDR)	355,388
21,129	VTB Bank OJSC (Registered GDR)	114,519
		469,907
	Metals & Mining
14,737	MMC Norilsk Nickel (ADR)	242,277
	Oil, Gas & Consumable Fuels
41,499	Gazprom OAO (ADR)	895,548
7,518	LUKOIL OAO (ADR)	428,526
1,289	NovaTek OAO (Registered GDR)	96,675
30,601	Rosneft Oil Co. (Registered GDR) (a)	204,415
15,300	Surgutneftegaz (ADR)	155,142
5,189	Tatneft (ADR)	160,392
		1,940,698
	Wireless Telecommunication Services
9,300	Mobile Telesystems OJSC (ADR)	206,460
	Total Russia	2,859,342

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Spain (0.5%)
	Commercial Banks
36,362	Banco Bilbao Vizcaya Argentaria SA	$489,726
11,989	Banco Popular Espanol SA	79,680
83,762	Banco Santander SA	1,088,163
		1,657,569
	Construction & Engineering
3,882	ACS Actividades de Construccion y Servicios SA	168,409
	Electric Utilities
39,905	Iberdrola SA	281,592
1,668	Red Electrica Corp. SA	73,035
		354,627
	Oil, Gas & Consumable Fuels
10,564	Repsol YPF SA	249,242
	Specialty Retail
3,017	Inditex SA	199,529
	Transportation Infrastructure
5,780	Abertis Infraestructuras SA	97,693
	Total Spain	2,727,069
	Sweden (0.6%)
	Building Products
3,724	Assa Abloy AB (B Shares)	82,376
	Commercial Banks
20,644	Nordea Bank AB	206,450
5,144	Svenska Handelsbanken AB (Class A)	147,630
		354,080
	Communications Equipment
49,480	Telefonaktiebolaget LM Ericsson (Class B)	546,225
	Construction & Engineering
6,462	Skanska AB (Class B)	109,286

NUMBER OF SHARES		VALUE
	Diversified Financial Services
11,860	Investor AB (Class B)	$223,577
	Diversified Telecommunication Services
38,660	TeliaSonera AB	279,790
	Household Durables
3,400	Electrolux AB (Series B)	75,821
	Machinery
11,595	Atlas Copco AB (Class A)	189,673
8,381	Atlas Copco AB (Class B)	125,141
17,868	Sandvik AB	230,785
5,881	Scania AB (Class B)	108,421
7,356	SKF AB (Class B)	140,504
17,178	Volvo AB (Class B) (a)	214,022
		1,008,546
	Paper & Forest Products
6,340	Svenska Cellulosa AB (Class B)	91,504
	Specialty Retail
13,546	Hennes & Mauritz AB (Class B)	426,663
	Tobacco
6,736	Swedish Match AB	159,078
	Total Sweden	3,356,946
	Switzerland (2.2%)
	Biotechnology
433	Actelion Ltd. (Registered Shares) (a)	17,512
	Building Products
1,014	Geberit AG (Registered Shares)	165,772
	Capital Markets
16,018	Credit Suisse Group AG (Registered Shares)	729,475
5,494	Julius Baer Group Ltd.	192,240

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
70,257	UBS AG (Registered Shares) (a)	$1,200,513
		2,122,228
	Chemicals
200	Givaudan SA	184,314
1,909	Syngenta AG (Registered Shares)	421,494
		605,808
	Construction Materials
4,590	Holcim Ltd.	306,676
	Diversified Telecommunication Services
921	Swisscom AG (Registered Shares)	344,811
	Electrical Equipment
44,114	ABB Ltd. (Registered Shares) (a)	890,157
	Electronic Equipment, Instruments & Components
7,300	Tyco Electronics Ltd.	197,100
	Energy Equipment & Services
3,000	Transocean Ltd. (a)	138,630
9,110	Weatherford International Ltd. (a)	147,582
		286,212
	Food Products
60,240	Nestle SA (Registered Shares)	2,978,170
	Health Care Equipment & Supplies
1,247	Sonova Holding AG	151,311
	Industrial Conglomerates
2,500	Tyco International Ltd.	95,700
	Insurance
2,500	ACE Ltd.	132,700

NUMBER OF SHARES		VALUE
3,987	Swiss Reinsurance Co., Ltd. (Registered Shares)	$183,638
2,159	Zurich Financial Services AG	504,050
		820,388
	Marine
1,155	Kuehne & Nagel International AG (Registered Shares)	123,849
	Pharmaceuticals
33,458	Novartis AG (Registered Shares)	1,623,598
11,330	Roche Holding AG	1,473,759
		3,097,357
	Professional Services
457	Adecco SA (Registered Shares)	23,295
114	SGS SA (Registered Shares)	160,106
		183,401
	Textiles, Apparel & Luxury Goods
13,541	Compagnie Financiere Richemont SA	528,407
743	Swatch Group AG (The)	230,097
		758,504
	Total Switzerland	13,144,956
	Turkey (0.5%)
	Beverages
11,542	Anadolu Efes Biracilik Ve Malt Sanayii	145,500
	Commercial Banks
57,223	Akbank TAS	317,020
23,702	Asya Katilim Bankasi	59,129
98,205	Turkiye Garanti Bankasi	508,226
16,371	Turkiye Halk Bankasi	132,515
74,556	Turkiye Is Bankasi	279,486

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
35,583	Turkiye Vakiflar Bankasi Tao	$96,323
45,261	Yapi ve Kredi Bankasi AS (a)	137,537
		1,530,236
	Diversified Financial Services
29,925	Haci Omer Sabanci Holding	138,983
	Diversified Telecommunication Services
28,329	Turk Telekomunikasyon	106,196
	Food & Staples Retailing
4,562	BIM Birlesik Magazalar	139,990
	Industrial Conglomerates
16,737	Enka Insaat ve Sanayi	61,631
29,158	KOC Holding	115,108
		176,739
	Metals & Mining
20,022	Eregli Demir ve Celik Fabrikalari TAS (a)	55,794
	Oil, Gas & Consumable Fuels
6,477	Tupras Turkiye Petrol Rafine	147,185
	Wireless Telecommunication Services
39,511	Turkcell Iletisim Hizmet	232,001
	Total Turkey	2,672,624
	United Kingdom (4.5%)
	Aerospace & Defense
68,212	BAE Systems PLC	334,376
38,998	Rolls-Royce Group PLC (a)	354,922
		689,298

NUMBER OF SHARES		VALUE
	Beverages
37,940	Diageo PLC	$659,034
13,972	SABMiller PLC	424,012
		1,083,046
	Chemicals
5,536	Johnson Matthey PLC	146,893
	Commercial Banks
284,319	Barclays PLC	1,484,746
175,547	HSBC Holdings PLC	1,779,463
659,159	Lloyds Banking Group PLC (a)	716,367
70,458	Royal Bank of Scotland Group PLC (a)	55,235
30,402	Standard Chartered PLC	878,728
		4,914,539
	Commercial Services & Supplies
4,665	Aggreko PLC	112,143
22,069	G4S PLC	89,552
		201,695
	Diversified Telecommunication Services
113,271	BT Group PLC	252,744
4,732	Inmarsat PLC	54,724
		307,468
	Electric Utilities
20,329	Scottish & Southern Energy PLC	353,442
	Food & Staples Retailing
23,743	J Sainsbury PLC	128,012
123,705	Tesco PLC	758,295
31,338	WM Morrison Supermarkets PLC	130,311
		1,016,618
	Food Products
20,254	Unilever PLC	575,562

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Health Care Equipment & Supplies
13,997	Smith & Nephew PLC	$121,787
	Hotels, Restaurants & Leisure
6,154	Carnival PLC	222,100
24,405	Compass Group PLC	202,963
		425,063
	Household Products
8,126	Reckitt Benckiser Group PLC	398,465
	Industrial Conglomerates
7,276	Smiths Group PLC	127,415
	Insurance
26,765	Aviva PLC	150,101
53,760	Legal & General Group PLC	75,542
73,169	Old Mutual PLC	138,694
24,463	Prudential PLC	212,850
66,386	RSA Insurance Group PLC	132,920
15,475	Standard Life PLC	49,099
		759,206
	Media
12,476	British Sky Broadcasting Group PLC	139,190
17,825	Pearson PLC	276,763
24,236	WPP PLC	257,652
		673,605
	Metals & Mining
19,617	Anglo American PLC (a)	777,089
32,911	BHP Billiton PLC	1,007,796
1,188	Randgold Resources Ltd.	106,815
21,786	Rio Tinto PLC	1,129,656
2,336	Vedanta Resources PLC	89,475
32,235	Xstrata PLC	513,654
		3,624,485
	Multi-Utilities
67,893	Centrica PLC	323,757
35,287	National Grid PLC	282,112
		605,869

NUMBER OF SHARES		VALUE
	Multiline Retail
2,459	Next PLC	$82,958
	Oil, Gas & Consumable Fuels
49,875	BG Group PLC	799,437
178,725	BP PLC	1,138,468
40,299	Cairn Energy PLC (a)	295,181
33,376	Royal Dutch Shell PLC (Class A)	918,862
26,407	Royal Dutch Shell PLC (Class B)	695,924
16,348	Tullow Oil PLC	315,781
		4,163,653
	Pharmaceuticals
18,046	AstraZeneca PLC	916,897
63,774	GlaxoSmithKline PLC	1,111,784
9,118	Shire PLC	208,174
		2,236,855
	Professional Services
6,107	Capita Group PLC (The)	68,900
11,085	Experian PLC	109,147
		178,047
	Real Estate Investment Trusts (REITs)
12,748	British Land Co., PLC	92,376
12,228	Land Securities Group PLC	117,523
		209,899
	Software
3,445	Autonomy Corp. PLC (a)	88,924
	Specialty Retail
29,048	Kingfisher PLC	98,135
	Tobacco
30,396	British American Tobacco PLC	1,046,444
16,231	Imperial Tobacco Group PLC	459,457
		1,505,901

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Trading Companies & Distributors
4,071	Wolseley PLC (a)	$91,859
	Wireless Telecommunication Services
717,812	Vodafone Group PLC	1,675,447
	Total United Kingdom	26,356,134
	United States (22.8%)
	Aerospace & Defense
2,470	Boeing Co. (The)	168,306
1,200	General Dynamics Corp.	73,500
13,300	Honeywell International, Inc.	570,038
4,100	ITT Corp.	193,192
500	L-3 Communications Holdings, Inc.	36,520
3,900	Lockheed Martin Corp.	293,085
23,100	Northrop Grumman Corp.	1,354,584
2,400	Precision Castparts Corp.	293,256
24,870	Raytheon Co.	1,150,735
2,300	Rockwell Collins, Inc.	131,468
3,300	United Technologies Corp.	234,630
		4,499,314
	Air Freight & Logistics
1,400	C.H. Robinson Worldwide, Inc.	91,280
3,000	Expeditors International of Washington, Inc.	127,920
2,000	FedEx Corp.	165,100
5,200	United Parcel Service, Inc. (Class B)	338,000
		722,300
	Auto Components
10,500	Johnson Controls, Inc.	302,505
	Automobiles
35,200	Ford Motor Co. (a)	449,504
	Beverages
27,400	Coca-Cola Co. (The)	1,510,014

NUMBER OF SHARES		VALUE
4,300	Coca-Cola Enterprises, Inc.	$123,410
2,800	Dr Pepper Snapple Group, Inc.	105,140
32,200	PepsiCo, Inc.	2,090,102
		3,828,666
	Biotechnology
6,745	Amgen, Inc. (a)	367,805
2,200	Biogen Idec, Inc. (a)	122,936
2,670	Celgene Corp. (a)	147,251
1,800	Genzyme Corp. (a)	125,208
6,810	Gilead Sciences, Inc. (a)	226,909
		990,109
	Capital Markets
2,700	Ameriprise Financial, Inc.	114,453
7,100	Bank of New York Mellon Corp. (The)	177,997
10,200	Charles Schwab Corp. (The)	150,858
3,800	Franklin Resources, Inc.	382,204
2,875	Goldman Sachs Group, Inc. (The)	433,608
2,300	Northern Trust Corp.	108,077
5,000	State Street Corp.	194,600
2,900	T. Rowe Price Group, Inc.	139,867
		1,701,664
	Chemicals
100	Air Products & Chemicals, Inc.	7,258
500	Dow Chemical Co. (The)	13,665
5,800	Ecolab, Inc.	283,678
46,490	EI Du Pont de Nemours & Co.	1,890,748
6,000	Monsanto Co.	347,040
200	PPG Industries, Inc.	13,894
5,000	Praxair, Inc.	434,100
		2,990,383
	Commercial Banks
3,900	BB&T Corp.	96,837
4,300	Fifth Third Bancorp	54,653

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
2,600	PNC Financial Services Group, Inc.	$154,414
6,600	Regions Financial Corp.	48,378
2,800	SunTrust Banks, Inc.	72,660
22,100	US Bancorp	528,190
24,830	Wells Fargo & Co.	688,536
		1,643,668
	Commercial Services & Supplies
2,500	Republic Services, Inc.	79,650
53,400	Waste Management, Inc.	1,812,930
		1,892,580
	Communications Equipment
100,370	Cisco Systems, Inc. (a)	2,315,536
7,600	Juniper Networks, Inc. (a)	211,128
35,100	Motorola, Inc. (a)	262,899
16,500	QUALCOMM, Inc.	628,320
		3,417,883
	Computers & Peripherals
7,935	Apple, Inc. (a)	2,041,279
18,200	Dell, Inc. (a)	240,968
21,450	EMC Corp. (a)	424,495
23,200	Hewlett-Packard Co.	1,068,128
23,080	International Business Machines Corp.	2,963,472
3,500	NetApp, Inc. (a)	148,050
2,400	SanDisk Corp. (a)	104,880
29,800	Western Digital Corp. (a)	786,422
		7,777,694
	Construction & Engineering
4,100	Fluor Corp.	197,989
	Consumer Finance
17,340	American Express Co.	774,058
3,500	Capital One Financial Corp.	148,155
4,500	Discover Financial Services	68,715
		990,928
	Distributors
27,900	Genuine Parts Co.	1,194,957

NUMBER OF SHARES		VALUE
	Diversified Consumer Services
1,700	Apollo Group, Inc. (Class A) (a)	$78,421
	Diversified Financial Services
57,635	Bank of America Corp.	809,195
142,400	Citigroup, Inc. (See Note 6) (a)	583,840
600	CME Group, Inc.	167,280
600	IntercontinentalExchange, Inc. (a)	63,372
65,135	JPMorgan Chase & Co.	2,623,638
		4,247,325
	Diversified Telecommunication Services
35,550	AT&T, Inc.	922,167
2,200	CenturyTel, Inc.	78,364
4,512	Frontier Communications Corp.	34,472
74,590	Verizon Communications, Inc.	2,167,585
		3,202,588
	Electric Utilities
7,580	American Electric Power Co., Inc.	272,728
18,600	Duke Energy Corp.	318,060
5,000	Edison International	165,750
2,100	Entergy Corp.	162,771
11,000	Exelon Corp.	460,130
3,800	FirstEnergy Corp.	143,260
6,000	NextEra Energy, Inc.	313,800
7,900	PPL Corp.	215,591
5,300	Progress Energy, Inc.	223,183
15,000	Southern Co.	529,950
		2,805,223
	Electrical Equipment
19,030	Emerson Electric Co.	942,746

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Electronic Equipment, Instruments & Components
3,000	Agilent Technologies, Inc. (a)	$83,790
3,100	Amphenol Corp. (Class A)	138,880
71,150	Corning, Inc.	1,289,238
		1,511,908
	Energy Equipment & Services
4,000	Baker Hughes, Inc.	193,080
3,100	Cameron International Corp. (a)	122,729
41,285	Halliburton Co.	1,233,596
2,100	National Oilwell Varco, Inc.	82,236
3,200	Smith International, Inc.	132,736
		1,764,377
	Food & Staples Retailing
2,910	Costco Wholesale Corp.	165,026
10,700	CVS Caremark Corp.	328,383
3,100	Kroger Co. (The)	65,658
3,700	Safeway, Inc.	75,998
4,100	Sysco Corp.	126,977
24,600	Wal-Mart Stores, Inc.	1,259,274
7,100	Walgreen Co.	202,705
		2,224,021
	Food Products
56,400	Archer-Daniels-Midland Co.	1,543,104
45,100	Campbell Soup Co.	1,619,090
4,300	ConAgra Foods, Inc.	100,964
3,600	General Mills, Inc.	123,120
2,500	HJ Heinz Co.	111,200
3,850	Kellogg Co.	192,693
11,830	Kraft Foods, Inc. (Class A)	345,554
1,400	Mead Johnson Nutrition Co.	74,396
4,500	Sara Lee Corp.	66,555
		4,176,676
	Gas Utilities
300	EQT Corp.	11,004
200	Questar Corp.	3,290
		14,294

NUMBER OF SHARES		VALUE
	Health Care Equipment & Supplies
7,400	Baxter International, Inc.	$323,898
2,800	Becton Dickinson and Co.	192,640
13,800	Boston Scientific Corp. (a)	77,280
600	C.R. Bard, Inc.	47,118
2,800	Hospira, Inc. (a)	145,880
500	Intuitive Surgical, Inc. (a)	164,185
12,100	Medtronic, Inc.	447,337
4,700	St Jude Medical, Inc. (a)	172,819
3,800	Stryker Corp.	176,966
921	Synthes, Inc.	105,919
4,700	Zimmer Holdings, Inc. (a)	249,053
		2,103,095
	Health Care Providers & Services
2,800	Aetna, Inc.	77,980
7,600	AmerisourceBergen Corp.	227,772
2,000	Cardinal Health, Inc.	64,540
2,000	CIGNA Corp.	61,520
5,400	Express Scripts, Inc. (a)	243,972
400	Laboratory Corp. of America Holdings (a)	29,192
3,500	McKesson Corp.	219,870
3,200	Medco Health Solutions, Inc. (a)	153,600
1,200	Quest Diagnostics, Inc.	56,388
6,900	UnitedHealth Group, Inc.	210,105
2,900	WellPoint, Inc. (a)	147,088
		1,492,027
	Hotels, Restaurants & Leisure
5,900	Las Vegas Sands Corp. (a)	158,474
8,600	Marriott International, Inc. (Class A)	291,626
30,980	McDonald's Corp.	2,160,235
8,100	Starbucks Corp.	201,285
40,000	Yum! Brands, Inc.	1,652,000
		4,463,620

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Household Durables
800	Stanley Black & Decker, Inc.	$46,416
	Household Products
300	Clorox Co.	19,464
3,475	Colgate-Palmolive Co.	274,456
300	Kimberly-Clark Corp.	19,236
16,400	Procter & Gamble Co. (The)	1,003,024
		1,316,180
	Independent Power Producers & Energy Traders
9,000	AES Corp. (The) (a)	92,790
500	Calpine Corp. (a)	6,750
		99,540
	Industrial Conglomerates
10,400	3M Co.	889,616
135,800	General Electric Co.	2,189,096
		3,078,712
	Information Technology Services
43,000	Automatic Data Processing, Inc.	1,774,610
4,200	Cognizant Technology Solutions Corp. (Class A) (a)	229,152
1,600	Fidelity National Information Services, Inc.	45,872
2,200	Fiserv, Inc. (a)	110,220
1,200	Mastercard, Inc. (Class A)	252,048
3,400	Paychex, Inc.	88,366
19,000	Visa, Inc. (Class A)	1,393,650
10,900	Western Union Co. (The)	176,907
		4,070,825
	Insurance
7,700	Aflac, Inc.	378,763
6,200	Allstate Corp. (The)	175,088
2,400	AON Corp.	90,408

NUMBER OF SHARES		VALUE
3,700	Berkshire Hathaway, Inc. (Class B) (a)	$289,044
33,865	Chubb Corp.	1,782,315
3,400	Genworth Financial, Inc. (Class A) (a)	46,172
2,900	Hartford Financial Services Group, Inc.	67,889
2,800	Lincoln National Corp.	72,912
3,500	Loews Corp.	130,025
4,400	Marsh & McLennan Cos., Inc.	103,488
5,400	MetLife, Inc.	227,124
2,400	Principal Financial Group, Inc.	61,464
12,000	Progressive Corp. (The)	235,680
6,400	Prudential Financial, Inc.	366,656
2,900	Travelers Cos., Inc. (The)	146,305
		4,173,333
	Internet & Catalog Retail
2,300	Amazon.com, Inc. (a)	271,147
25,900	Expedia, Inc.	587,412
300	NetFlix, Inc. (a)	30,765
300	Priceline.com, Inc. (a)	67,320
		956,644
	Internet Software & Services
2,900	Akamai Technologies, Inc. (a)	111,244
13,500	eBay, Inc. (a)	282,285
3,608	Google, Inc. (Class A) (a)	1,749,339
13,800	Yahoo!, Inc. (a)	191,544
		2,334,412
	Leisure Equipment & Products
1,500	Mattel, Inc.	31,740
	Life Sciences Tools & Services
1,900	Life Technologies Corp. (a)	81,681
3,190	Thermo Fisher Scientific, Inc. (a)	143,103
		224,784

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Machinery
29,100	Caterpillar, Inc.	$2,029,725
15,200	Danaher Corp.	583,832
4,400	Deere & Co.	293,392
800	Eaton Corp.	62,768
2,100	Illinois Tool Works, Inc.	91,350
5,300	PACCAR, Inc.	242,846
		3,303,913
	Media
6,900	CBS Corp. (Class B)	101,982
15,000	Comcast Corp. (Class A)	292,050
8,300	Comcast Corp. (Special Class A)	153,218
9,000	DirecTV (Class A) (a)	334,440
2,400	McGraw-Hill Cos., Inc. (The)	73,656
12,900	News Corp. (Class A)	168,345
9,900	Omnicom Group, Inc.	368,874
2,200	Time Warner Cable, Inc.	125,774
9,800	Time Warner, Inc.	308,308
3,300	Viacom, Inc. (Class B)	109,032
12,400	Walt Disney Co. (The)	417,756
		2,453,435
	Metals & Mining
85,000	Alcoa, Inc.	949,450
7,200	Cliffs Natural Resources, Inc.	407,304
11,500	Freeport-McMoRan Copper & Gold, Inc.	822,710
300	Nucor Corp.	11,742
		2,191,206
	Multi-Utilities
105,700	Centerpoint Energy, Inc.	1,504,111
6,400	Consolidated Edison, Inc.	295,168
7,200	Dominion Resources, Inc.	302,328
30,000	Integrys Energy Group, Inc.	1,420,500
4,300	PG&E Corp.	190,920
9,100	Public Service Enterprise Group, Inc.	299,390
3,800	Sempra Energy	189,050

NUMBER OF SHARES		VALUE
9,500	Xcel Energy, Inc.	$208,905
		4,410,372
	Multiline Retail
800	Dollar General Corp. (a)	23,344
900	Dollar Tree, Inc. (a)	39,888
20,900	Family Dollar Stores, Inc.	864,215
14,800	Kohl's Corp. (a)	705,812
1,500	Nordstrom, Inc.	51,000
4,700	Target Corp.	241,204
		1,925,463
	Office Electronics
8,200	Xerox Corp.	79,868
	Oil, Gas & Consumable Fuels
5,100	Anadarko Petroleum Corp.	250,716
1,900	Apache Corp.	181,602
4,100	Chesapeake Energy Corp.	86,223
31,800	Chevron Corp.	2,423,478
38,500	ConocoPhillips	2,125,970
2,700	Consol Energy, Inc.	101,196
2,300	Devon Energy Corp.	143,727
12,000	El Paso Corp.	147,840
2,100	EOG Resources, Inc.	204,750
33,980	Exxon Mobil Corp.	2,027,926
51,400	Marathon Oil Corp.	1,719,330
6,600	Noble Energy, Inc.	442,596
3,300	Occidental Petroleum Corp.	257,169
13,100	Peabody Energy Corp.	591,465
1,100	Pioneer Natural Resources Co.	63,712
200	QEP Resources, Inc. (a)	6,884
1,400	Range Resources Corp.	51,968
3,100	Southwestern Energy Co. (a)	112,995
6,600	Spectra Energy Corp.	137,214
3,900	Valero Energy Corp.	66,261
4,200	Williams Cos., Inc. (The)	81,522
		11,224,544

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Personal Products
43,700	Avon Products, Inc.	$1,360,381
1,400	Estee Lauder Cos., Inc. (The) (Class A)	87,150
		1,447,531
	Pharmaceuticals
59,800	Abbott Laboratories	2,934,984
9,000	Allergan, Inc.	549,540
66,600	Bristol-Myers Squibb Co.	1,659,672
4,900	Eli Lilly & Co.	174,440
2,200	Forest Laboratories, Inc. (a)	61,050
42,000	Johnson & Johnson	2,439,780
11,920	Merck & Co., Inc.	410,763
3,500	Mylan, Inc. (a)	60,900
36,880	Pfizer, Inc.	553,200
14,800	Watson Pharmaceuticals, Inc. (a)	599,400
		9,443,729
	Real Estate Investment Trusts (REITs)
30,300	Health Care REIT, Inc.	1,372,893
34,200	Plum Creek Timber Co., Inc.	1,227,096
500	Public Storage	49,060
500	Simon Property Group, Inc.	44,610
		2,693,659
	Road & Rail
13,100	CSX Corp.	690,632
10,600	Norfolk Southern Corp.	596,462
3,800	Union Pacific Corp.	283,746
		1,570,840
	Semiconductors & Semiconductor Equipment
4,400	Altera Corp.	121,968
76,320	Applied Materials, Inc.	900,576
2,500	Broadcom Corp. (Class A)	90,075
600	Cree, Inc. (a)	42,504
132,660	Intel Corp.	2,732,796

NUMBER OF SHARES		VALUE
8,600	Micron Technology, Inc. (a)	$62,608
4,500	Nvidia Corp. (a)	41,355
3,600	Texas Instruments, Inc.	88,884
5,100	Xilinx, Inc.	142,392
		4,223,158
	Software
5,600	Adobe Systems, Inc. (a)	160,832
2,700	BMC Software, Inc. (a)	96,066
5,900	CA, Inc.	115,404
2,000	Citrix Systems, Inc. (a)	110,040
4,200	Intuit, Inc. (a)	166,950
126,450	Microsoft Corp.	3,263,674
37,790	Oracle Corp.	893,356
1,200	Salesforce.com, Inc. (a)	118,740
9,400	Symantec Corp. (a)	121,918
		5,046,980
	Specialty Retail
600	Abercrombie & Fitch Co. (Class A)	22,164
500	Advance Auto Parts Inc	26,765
200	AutoZone, Inc. (a)	42,314
1,800	Bed Bath & Beyond, Inc. (a)	68,184
18,200	Best Buy Co., Inc.	630,812
1,900	CarMax, Inc. (a)	40,090
1,200	GameStop Corp. (Class A) (a)	24,060
2,200	Gap, Inc. (The)	39,842
2,100	Limited Brands, Inc.	53,844
9,600	Lowe's Cos., Inc.	199,104
900	O'Reilly Automotive, Inc. (a)	44,352
800	PetSmart, Inc.	24,840
800	Ross Stores, Inc.	42,128
5,100	Staples, Inc.	103,683
1,000	Tiffany & Co.	42,070
2,900	TJX Cos., Inc.	120,408
900	Urban Outfitters, Inc. (a)	28,944
		1,553,604

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
3,800	Coach, Inc.	$140,486
4,900	NIKE, Inc. (Class B)	360,836
		501,322
	Tobacco
12,180	Altria Group, Inc.	269,909
1,000	Lorillard, Inc.	76,240
42,780	Philip Morris International, Inc.	2,183,491
1,400	Reynolds American, Inc.	80,948
		2,610,588
	Wireless Telecommunication Services
5,500	American Tower Corp. (Class A) (a)	254,320
5,000	Crown Castle International Corp. (a)	197,550
18,500	Sprint Nextel Corp. (a)	84,545
		536,415
	Total United States	133,175,678
	Total Common Stocks (Cost $270,919,580)	280,116,287
	Preferred Stocks (0.9%)
	Brazil (0.8%)
	Beverages
3,100	Cia de Bebidas das Americas	333,654
	Commercial Banks
34,738	Banco Bradesco SA	635,981
49,743	Investimentos Itau SA	367,953
35,045	Itau Unibanco Holding SA	784,468
		1,788,402
	Diversified Telecommunication Services
7,008	Tele Norte Leste Participacoes SA	102,921

NUMBER OF SHARES		VALUE
	Electric Utilities
14,278	Centrais Eletricas Brasileiras SA	$219,836
11,298	Cia Energetica de Minas Gerais	168,237
		388,073
	Metals & Mining
5,637	Bradespar SA	117,977
11,453	Gerdau SA	165,921
5,485	Metalurgica Gerdau SA	96,833
4,866	Usinas Siderurgicas de Minas Gerais SA	136,673
35,993	Vale SA	873,630
		1,391,034
	Oil, Gas & Consumable Fuels
53,204	Petroleo Brasileiro SA	842,467
2,000	Ultrapar Participacoes SA	102,513
		944,980
	Wireless Telecommunication Services
2,832	Vivo Participacoes SA	75,760
	Total Brazil	5,024,824
	Germany (0.1%)
	Automobiles
1,083	Volkswagen AG	114,754
	Health Care Equipment & Supplies
1,708	Fresenius SE	121,327
	Household Products
2,642	Henkel AG & Co. KGaA	131,124
	Total Germany	367,205
	Total Preferred Stocks (Cost $5,817,004)	5,392,029

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Corporate Bonds (8.0%)
	Australia (0.4%)
	Capital Markets
$385	Macquarie Group Ltd. (144A) (d) 6.00% 01/14/20	$405,334
	Commercial Banks
500	Commonwealth Bank of Australia (144A) (d) 2.90% 09/17/14	518,266
355	Commonwealth Bank of Australia (144A) (d) 5.00% 10/15/19	376,961
245	Westpac Banking Corp. 4.20% 02/27/15	260,872
		1,156,099
	Diversified Minerals
405	Rio Tinto Finance USA Ltd. 9.00% 05/01/19	543,071
	Total Australia	2,104,504
	Bermuda (0.1%)
	Multi-line Insurance
245	Catlin Insurance Co. Ltd. (144A) (d) 7.249% (e) 01/19/17 (f)	198,450
	Satellite Telecommunication
155	Intelsat Subsidiary Holding Co., Ltd. 8.50% 01/15/13	158,100
	Total Bermuda	356,550
	Canada (0.3%)
	Aerospace & Defense
65	Bombardier, Inc. (144A) (d) 7.50% 03/15/18	69,388

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$135	Bombardier, Inc. (144A) (d) 7.75% 03/15/20	$146,137
		215,525
	Commercial Banks
615	Bank of Montreal (144A) (d) 2.85% 06/09/15	635,510
	Diversified Minerals
220	Teck Resources Ltd. 10.25% 05/15/16	266,500
	Pipelines
425	Kinder Morgan Finance Co., ULC 5.70% 01/05/16	426,062
	Real Estate Management & Development
260	Brookfield Asset Management, Inc. 5.80% 04/25/17	267,665
	Total Canada	1,811,262
	Cayman Islands (0.2%)
	Aerospace & Defense
249	Systems 2001 Asset Trust (144A) (d) 6.664% 09/15/13	268,559
	Diversified Minerals
185	Vale Overseas Ltd. 5.625% 09/15/19	201,955
50	Vale Overseas Ltd. 6.875% 11/10/39	55,370
		257,325
	Oil Company - Integrated
255	Petrobras International Finance Co. 5.75% 01/20/20	272,384

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Telecommunication Services
	$330	Sable International Finance Ltd. (144A) (d) 7.75% 02/15/17	$336,600
		Total Cayman Islands	1,134,868
		France (0.1%)
		Electronic Parts Distribution
EUR	200	Rexel SA 8.25% 12/15/16	277,572
		Multimedia
	$145	Vivendi SA (144A) (d) 6.625% 04/04/18	163,459
		Rental Auto/Equipment
EUR	250	Europcar Groupe SA (Series REGS) 4.183% (e) 05/15/13	296,467
		Total France	737,498
		Germany (0.1%)
		Construction Materials
	$250	HeidelbergCement AG 7.50% 04/03/20	320,087
		Ireland (0.1%)
		Containers - Metal & Glass
	250	Ardagh Glass Finance PLC (Series REGS) 8.75% 02/01/20	338,819
		Paper & Related Products
	200	Smurfit Kappa Acquisitions (Series REGS) 7.75% 11/15/19	271,056
		Total Ireland	609,875

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Luxembourg (0.5%)
		Building Product - Cement/ Aggregation
	$105	Holcim US Finance Sarl & Cie SCS (144A) (d) 6.00% 12/30/19	$114,177
		Diversified Manufactured Operation
	575	Tyco Electronics Group SA 5.95% 01/15/14	635,670
		Electric - Integrated
	500	Enel Finance International SA (144A) (d) 5.125% 10/07/19	522,788
		Metals & Mining
	390	ArcelorMittal 9.85% 06/01/19	504,695
		Oil Company - Exploration & Production
	100	Gaz Capital SA (144A) (d) 6.51% 03/07/22	101,130
		Telecommunication Services
EUR	200	Wind Acquisition Finance SA (Series REGS) 11.75% 07/15/17	273,662
		Telephone - Integrated
	$255	Telecom Italia Capital SA 6.999% 06/04/18	286,767
	225	Telecom Italia Capital SA 7.175% 06/18/19	254,842
			541,609
		Total Luxembourg	2,693,731
		Netherlands (0.4%)
		Commercial Banks
	600	ING Bank N.V. (144A) (d) 3.90% 03/19/14	649,331

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Containers - Metal & Glass
EUR	250	Impress Holdings BV (Series REGS) 3.96%(e) 09/15/13	$314,793
	200	OI European Group BV (Series REGS) 6.875% 03/31/17	265,843
			580,636
		Multi-line Insurance
	$250	Aegon N.V. 4.625% 12/01/15	259,998
		Telephone - Integrated
	150	Deutsche Telekom International Finance BV 8.75% 06/15/30	202,818
	415	Telefonica Europe BV 8.25% 09/15/30	531,711
			734,529
		Total Netherlands	2,224,494
		Spain (0.0%)
		Food - Meat Products
EUR	200	Campofrio Food Group SA (Series REGS) 8.25% 10/31/16	271,381
		Sweden (0.0%)
		Commercial Banks
	$260	Nordea Bank AB (144A) (d) 4.875% 01/27/20	275,443
		Switzerland (0.1%)
		Capital Markets
	250	UBS AG/Stamford CT (Series DPNT) 3.875% 01/15/15	256,944

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$195	UBS AG/Stamford CT (MTN) 5.875% 12/20/17	$214,061
		471,005
	Commercial Banks - Non-U.S.
170	Credit Suisse 5.30% 08/13/19	186,770
	Commercial Banks
90	Credit Suisse 6.00% 02/15/18	97,968
110	Credit Suisse AG 5.40% 01/14/20	116,183
		214,151
	Total Switzerland	871,926
	United Kingdom (0.7%)
	Advertising Services
100	WPP Finance 8.00% 09/15/14	118,733
	Building Societies
525	Nationwide Building Society (144A) (d) 6.25% 02/25/20	562,737
	Commercial Banks
440	Barclays Bank PLC 6.75% 05/22/19	509,324
385	HBOS PLC (144A) (d) 6.75% 05/21/18	370,712
450	Royal Bank of Scotland PLC (The) 4.875% 03/16/15	465,624
160	Standard Chartered PLC (144A) (d) 3.85% 04/27/15	165,080
		1,510,740

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Containers - Metal & Glass
EUR	250	Rexam PLC 6.75% (e) 06/29/67	$311,121
		Diversified Minerals
	$390	Anglo American Capital PLC (144A) (d) 9.375% 04/08/19	516,947
		Finance - Auto Loans
EUR	200	FCE Bank PLC Series E 7.125% 01/15/13	267,798
		Money Center Banks
	$150	Lloyds TSB Bank PLC (144A) (d) 5.80% 01/13/20	153,030
		Mortgage Banks
	265	Abbey National Treasury Services PLC (144A) (d) 3.875% 11/10/14	267,095
		Paper & Related Products
EUR	200	Mondi Finance PLC 5.75% 04/03/17	255,464
		Tobacco
	$155	BAT International Finance PLC (144A) (d) 9.50% 11/15/18	206,893
		Total United Kingdom	4,170,558
		United States (5.0%)
		Agricultural Operations (0.0%)
	115	Bunge Ltd. Finance Corp. 8.50% 06/15/19	139,228
		Airlines (0.1%)
	420	America West Airlines LLC (Series 011G) (AMBAC Insd) 7.10% 04/02/21	394,833

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Auto - Cars/Light Trucks (0.0%)
	$190	Daimler Finance North America LLC 7.30% 01/15/12	$205,457
	45	Daimler Finance North America LLC 8.50% 01/18/31	58,567
			264,024
		Beverages (0.1%)
	45	Anheuser-Busch InBev Worldwide, Inc. (144A) (d) 5.375% 11/15/14	49,978
	185	Anheuser-Busch InBev Worldwide, Inc. (144A) (d) 7.20% 01/15/14	214,353
			264,331
		Beverages - Wine/ Spirits (0.0%)
	75	Constellation Brands, Inc. 7.25% 09/01/16	78,563
		Building Product - Cement/ Aggregation (0.1%)
EUR	200	Cemex Finance LLC (Series REGS) 9.625% 12/14/17	250,484
	$240	CRH America, Inc. 6.00% 09/30/16	266,942
			517,426
		Cable/Satellite TV (0.1%)
	145	CSC Holdings LLC 7.625% 07/15/18	152,250
	95	DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	105,826
	90	DirecTV Holdings LLC / Financing Co., Inc. 7.625% 05/15/16	100,018

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$230	DISH DBS Corp. 7.125% 02/01/16	$237,475
		595,569
	Capital Markets (0.2%)
775	Goldman Sachs Group, Inc. (The) 6.15% 04/01/18	837,332
255	Goldman Sachs Group, Inc. (The) 6.75% 10/01/37	260,585
		1,097,917
	Casino Gaming (0.0%)
180	MGM Mirage 13.00% 11/15/13	210,600
	Chemicals (0.1%)
280	Mosaic Co. (The) (144A) (d) 7.625% 12/01/16	302,689
	Commercial Banks (0.1%)
330	PNC Funding Corp. 5.125% 02/08/20	350,266
190	PNC Funding Corp. 6.70% 06/10/19	223,029
		573,295
	Commercial Services & Supplies (0.1%)
195	Republic Services, Inc. (144A) (d) 5.50% 09/15/19	214,147
250	Waste Management, Inc. 6.125% 11/30/39	268,583
		482,730
	Containers - Paper/ Plastic (0.0%)
95	Sealed Air Corp. (144A) (d) 7.875% 06/15/17	101,066

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Diversified Financial Services (0.5%)
$350	Bank of America Corp. (Series L) 5.65% 05/01/18	$366,962
245	Citigroup, Inc. (See Note 6) 6.125% 05/15/18	262,521
720	Citigroup, Inc. (See Note 6) 8.50% 05/22/19	876,369
465	General Electric Capital Corp. 5.625% 05/01/18	507,913
635	General Electric Capital Corp. (Series G) 6.00% 08/07/19	704,117
75	JPMorgan Chase & Co. 6.00% 01/15/18	84,780
		2,802,662
	Diversified Telecommunication Services (0.2%)
50	AT&T, Inc. 6.15% 09/15/34	54,648
570	AT&T, Inc. 6.30% 01/15/38	636,627
70	AT&T, Inc. 6.55% 02/15/39	80,721
60	Verizon Communications, Inc. 5.85% 09/15/35	63,497
205	Verizon Communications, Inc. 6.35% 04/01/19	242,884
225	Verizon Communications, Inc. 8.95% 03/01/39	325,332
		1,403,709

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Electric - Integrated (0.2%)
$385	CMS Energy Corp. 6.25% 02/01/20	$385,372
350	NiSource Finance Corp. 6.125% 03/01/22	386,053
205	NiSource Finance Corp. 6.80% 01/15/19	231,922
		1,003,347
	Electronic Equipment, Instruments & Components (0.1%)
155	Agilent Technologies, Inc. 5.50% 09/14/15	171,497
95	Corning, Inc. 6.625% 05/15/19	110,362
		281,859
	Electronics - Military (0.1%)
310	L-3 Communications Corp. 4.75% 07/15/20	317,352
	Finance - Auto Loans (0.0%)
110	Nissan Motor Acceptance Corp. (144A) (d) 4.50% 01/30/15	114,988
	Finance - Consumer Loans (0.0%)
245	SLM Corp. (Series A) 5.00% 10/01/13	231,901
	Finance - Credit Card (0.2%)
345	American Express Credit Corp. (Series C) 7.30% 08/20/13	395,724
455	Capital One Bank USA NA 8.80% 07/15/19	580,125
100	MBNA Capital (Series A) 8.278% 12/01/26	102,875
		1,078,724

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Finance - Investment Banker/Broker (0.3%)
$180	Bear Stearns Cos. LLC (The) 6.40% 10/02/17	$204,758
305	Bear Stearns Cos. LLC (The) 7.25% 02/01/18	363,932
680	Merrill Lynch & Co., Inc. (MTN) 6.875% 04/25/18	759,812
335	TD Ameritrade Holding Corp. 5.60% 12/01/19	359,206
		1,687,708
	Finance - Other Services (0.0%)
255	NASDAQ OMX Group, Inc. (The) 5.55% 01/15/20	261,598
	Food - Meat Products (0.0%)
180	JBS Finance II Ltd. (144A) (d) 8.25% 01/29/18	182,250
	Food - Miscellaneous/ Diversified (0.0%)
135	ConAgra Foods, Inc. 8.25% 09/15/30	173,860
	Food Products (0.1%)
65	Kraft Foods, Inc. 5.375% 02/10/20	71,234
300	Kraft Foods, Inc. 7.00% 08/11/37	363,168
		434,402
	Health Care Equipment & Supplies (0.1%)
395	Boston Scientific Corp. 6.00% 01/15/20	409,828

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Health Care Providers & Services (0.1%)
$380	Medco Health Solutions, Inc. 7.125% 03/15/18	$455,194
	Independent Power Producer (0.0%)
135	NRG Energy, Inc. 8.50% 06/15/19	142,425
	Industrial Conglomerates (0.1%)
255	General Electric Co. 5.25% 12/06/17	281,522
	Insurance (0.1%)
55	MetLife, Inc. 7.717% 02/15/19	67,524
150	Principal Financial Group, Inc. 8.875% 05/15/19	187,661
265	Prudential Financial, Inc. (MTN) 4.75% 09/17/15	281,316
150	Prudential Financial, Inc. (MTN) 6.625% 12/01/37	161,337
45	Prudential Financial, Inc. (Series D) 7.375% 06/15/19	53,286
		751,124
	Life/Health Insurance (0.0%)
200	Pacific LifeCorp (144A) (d) 6.00% 02/10/20	212,080
	Media (0.2%)
205	CBS Corp. 8.875% 05/15/19	263,661
115	Comcast Corp. 5.15% 03/01/20	123,424
325	Comcast Corp. 5.70% 05/15/18	365,724

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$50	Comcast Corp. 6.45% 03/15/37	$55,528
105	Time Warner Cable, Inc. 6.75% 06/15/39	119,989
250	Viacom, Inc. 6.875% 04/30/36	288,181
		1,216,507
	Medical - Biomedical/ Genetics (0.0%)
220	Genzyme Corp. (144A) (d) 3.625% 06/15/15	231,522
	Medical - Drugs (0.1%)
305	Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC 3.00% 06/15/15	316,306
	Medical - Hospitals (0.0%)
140	HCA, Inc. 8.50% 04/15/19	155,400
	Metals & Mining (0.0%)
80	Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	89,516
	Multimedia (0.1%)
260	NBC Universal, Inc. (144A) (d) 5.15% 04/30/20	276,884
310	News America, Inc. 7.85% 03/01/39	390,181
		667,065
	Office Electronics (0.0%)
55	Xerox Corp. 5.625% 12/15/19	58,677
145	Xerox Corp. 6.35% 05/15/18	163,325
		222,002

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Oil Companies - Exploration & Production (0.1%)
$85	Pioneer Natural Resources Co. 6.65% 03/15/17	$89,070
305	Questar Market Resources, Inc. 6.80% 04/01/18	307,656
		396,726
	Paper & Related Products (0.1%)
60	Georgia-Pacific LLC (144A) (d) 8.25% 05/01/16	65,400
90	International Paper Co. 7.30% 11/15/39	103,486
250	International Paper Co. 7.95% 06/15/18	302,223
		471,109
	Pipelines (0.3%)
145	CenterPoint Energy Resources Corp. 6.25% 02/01/37	154,758
89	Colorado Interstate Gas Co. 6.80% 11/15/15	104,201
145	El Paso Corp. (MTN) 8.25% 02/15/16	158,413
275	Energy Transfer Partners LP 8.50% 04/15/14	324,402
125	Kinder Morgan Energy Partners LP 5.95% 02/15/18	140,005
190	Plains All American Pipeline LP / PAA Finance Corp. 6.70% 05/15/36	200,228

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$190	Plains All American Pipeline LP / PAA Finance Corp. 8.75% 05/01/19	$237,102
150	Spectra Energy Capital LLC 7.50% 09/15/38	176,319
170	Texas Eastern Transmission LP 7.00% 07/15/32	200,446
		1,695,874
	Property Trust (0.0%)
225	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (d) 6.75% 09/02/19	258,541
	Real Estate Investment Trusts (REITs) (0.0%)
225	Boston Properties LP 5.875% 10/15/19	245,878
	Reinsurance (0.1%)
185	Platinum Underwriters Finance, Inc. (Series B) 7.50% 06/01/17	200,062
200	Reinsurance Group of America, Inc. 6.45% 11/15/19	216,978
		417,040
	REIT - Diversified (0.1%)
250	Duke Realty LP 6.75% 03/15/20	271,397
195	Vornado Realty LP 4.25% 04/01/15	197,278
		468,675
	REIT - Health Care (0.0%)
240	Health Care, Inc. 6.125% 04/15/20	254,266

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	REIT - Regional Malls (0.1%)
$25	Simon Property Group LP 5.65% 02/01/20	$27,536
250	Simon Property Group LP 6.75% 05/15/14	284,548
		312,084
	Retail - Drug Store (0.1%)
429	CVS Pass-Through Trust 6.036% 12/10/28	446,038
	Retail - Mail Order (0.1%)
265	QVC, Inc. (144A) (d) 7.125% 04/15/17	272,950
	Retail - Regional Department Store (0.0%)
90	JC Penney Co., Inc. 5.65% 06/01/20	90,900
151	JC Penney Corp., Inc. 6.375% 10/15/36	145,337
		236,237
	Semiconductor Equipment (0.0%)
145	KLA-Tencor Corp. 6.90% 05/01/18	162,521
	Special Purpose Entity (0.3%)
450	AIG SunAmerica Global Financing VI (144A) (d) 6.30% 05/10/11	461,250
235	Farmers Exchange Capital (144A) (d) 7.05% 07/15/28	219,929
200	Harley-Davidson Funding Corp. (144A) (d) 6.80% 06/15/18	213,352
380	New Communications Holdings, Inc. (144A) (d) 8.50% 04/15/20	407,550

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$465	Xlliac Global Funding (144A) (d) 4.80% 08/10/10	$465,199
		1,767,280
	Super-Regional Banks - U.S. (0.1%)
305	KeyCorp (MTN) 6.50% 05/14/13	335,340
	Telecommunication Services (0.1%)
155	Qwest Corp. 6.50% 06/01/17	162,750
125	Qwest Corp. 6.875% 09/15/33	120,937
145	SBA Telecommunications, Inc. 8.25% 08/15/19	159,500
		443,187
	Telephone - Integrated (0.0%)
65	CenturyTel, Inc. (Series Q) 6.15% 09/15/19	64,406
	Tobacco (0.1%)
85	Altria Group, Inc. 4.125% 09/11/15	89,519
185	Altria Group, Inc. 9.25% 08/06/19	238,413
235	Philip Morris International, Inc. 5.65% 05/16/18	265,392
		593,324
	Transport - Rail (0.0%)
75	CSX Corp. 6.15% 05/01/37	82,847
	Total United States	29,071,445
	Total Corporate Bonds (Cost $43,481,569)	46,653,622

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Foreign Government Obligations (11.7%)
		Australia (0.4%)
	$400	National Australia Bank Ltd. (144A) (d) 3.375% 07/08/14	$422,817
AUD	2,000	Queensland Treasury Corp. (Series 15G) 6.00% 10/14/15	1,872,562
		Total Australia	2,295,379
		Bermuda (0.0%)
	$240	Bermuda Government International Bond (144A) (d) 5.603% 07/20/20	250,627
		Canada (0.9%)
EUR	600	Canada Government International Bond 3.50% 01/13/20	839,125
CAD	2,800	Canadian Government Bond 4.25% 06/01/18	2,983,952
	$600	Province of Ontario Canada 4.00% 10/07/19	629,500
EUR	600	Province of Ontario Canada Series E 4.00% 12/03/19	834,920
		Total Canada	5,287,497
		Croatia (0.1%)
	$300	Croatia Government International Bond (Series REGS) 6.75% 11/05/19	323,895
		Denmark (0.1%)
DKK	3,300	Denmark Government Bond 4.00% 11/15/17	636,766

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		France (0.9%)
EUR	800	France Government Bond OAT 5.50% 04/25/29	$1,322,233
	3,000	French Treasury Note BTAN 4.50% 07/12/12	4,179,252
		Total France	5,501,485
		Germany (1.6%)
	2,400	Bundesrepublik Deutschland (Series 03) 4.75% 07/04/34	3,837,348
	2,500	Bundesrepublik Deutschland (Series 07) 4.00% 01/04/18	3,623,995
	1,100	Bundesrepublik Deutschland (Series 08) 4.25% 07/04/18	1,620,948
		Total Germany	9,082,291
		Hungary (0.2%)
HUF	100,000	Hungary Government Bond (Series 12/C) 6.00% 10/24/12	451,957
	100,000	Hungary Government Bond (Series 17/B) 6.75% 02/24/17	449,593
EUR	400	Republic of Hungary 5.75% 06/11/18	515,506
		Total Hungary	1,417,056
		Indonesia (0.1%)
	$250	Indonesia Government International Bond (REGS) 11.625% 03/04/19	377,500
		Italy (1.6%)
EUR	2,400	Buoni Poliennali del Tesoro 2.50% 07/01/12	3,173,966

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
EUR	1,100	Buoni Poliennali del Tesoro 3.50% 06/01/14	$1,491,361
	1,100	Italy Buoni Poliennali Del Tesoro 4.00% 02/01/17	1,505,825
	1,100	Italy Buoni Poliennali Del Tesoro 4.50% 02/01/18	1,532,466
	800	Italy Buoni Poliennali Del Tesoro 5.00% 08/01/39	1,073,165
	$330	Republic of Italy 6.875% 09/27/23	389,703
		Total Italy	9,166,486
		Japan (3.0%)
JPY	110,000	Japan Finance Organization for Municipalities 1.90% 06/22/18	1,378,440
	140,000	Japan Government Ten Year Bond (Series 257) 1.30% 12/20/13	1,680,167
	240,000	Japan Government Ten Year Bond (Series 267) 1.30% 12/20/14	2,895,698
	280,000	Japan Government Ten Year Bond (Series 272) 1.40% 09/20/15	3,408,750
	120,000	Japan Government Ten Year Bond (Series 280) 1.90% 06/20/16	1,505,916
	240,000	Japan Government Ten Year Bond (Series 294) 1.70% 06/20/18	2,983,989
	320,000	Japan Government Thirty Year Bond (Series 11) 1.70% 06/20/33	3,610,276
		Total Japan	17,463,236

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Luxembourg (0.3%)
	$145,000	European Investment Bank 2.15% 01/18/27	$1,721,547
		Mexico (0.2%)
MXN	13,400	Mexican Bonos (Series M 20) 10.00% 12/05/24	1,365,330
		Netherlands (0.4%)
EUR	1,600	Netherlands Government Bond 3.75% 07/15/14	2,263,546
		Norway (0.1%)
NOK	3,500	Norway Government Bond 6.50% 05/15/13	640,485
		Peru (0.1%)
	$390	Peruvian Government International Bond 7.125% 03/30/19	478,920
		Poland (0.4%)
PLN	6,100	Poland Government Bond (Series 0413) 5.25% 04/25/13	2,007,656
		South Africa (0.1%)
ZAR	6,500	South Africa Government Bond (Series R207) 7.25% 01/15/20	835,075
		South Korea (0.1%)
	$100	Export-Import Bank of Korea 4.125% 09/09/15	104,283
	200	Korea Development Bank 4.375% 08/10/15	210,129
	150	Republic of Korea 7.125% 04/16/19	182,824
		Total South Korea	497,236

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
		Sweden (0.2%)
SEK	8,300	Sweden Government Bond (Series 1049) 4.50% 08/12/15	$1,273,571
		United Kingdom (0.9%)
GBP	500	United Kingdom Gilt 4.00% 09/07/16	848,832
	2,150	United Kingdom Gilt 4.25% 06/07/32	3,376,302
	750	United Kingdom Gilt 4.50% 03/07/13	1,276,584
		Total United Kingdom	5,501,718
		Total Foreign Government Obligations (Cost $66,161,484)	68,387,302
		Municipal Bonds (0.1%)
		California (0.0%)
	$135	State of California - Various Purpose 5.95% 04/01/16	147,797
		Georgia (0.1%)
	295	Municipal Electric Authority of Georgia Plant Vogtle 6.655% 04/01/57	290,218
	160	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Ser 2010 J 6.637% 04/01/57	161,043
		Total Georgia	451,261
		Illinois (0.0%)
	145	Illinois State Toll Highway Authority (The) 2009 (Series A) 6.184% 01/01/34	148,693
		Total Municipal Bonds (Cost $739,388)	747,751

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	U.S. Government Agencies - Mortgage- Backed Securities (3.7%)
	Federal Home Loan Mortgage Corp. (ARM)
$1	6.50% 07/01/29	$1,310
	Federal Home Loan Mortgage Corp. (PC) Gold
1,600	4.50% (h)	1,666,250
1,050	5.00% (h)	1,114,805
250	6.00% 08/01/38 (i)	271,554
378	6.50% 05/01/32 - 09/01/32	420,368
		3,472,977
	Federal National Mortgage Assoc.
325	4.00% (h)	338,863
3,375	5.00% (h)	3,585,411
5,250	5.50% (h)	5,657,694
2,283	6.00% 12/01/36 - 10/01/38 (i)	2,487,038
1,406	6.50% 12/01/29 - 10/01/38 (i)	1,545,805
1,019	7.00% 12/01/17 - 02/01/31	1,156,734
		14,771,545
	Federal National Mortgage Assoc. Strip
1,475	4.50% (h)	1,536,996
	Government National Mortgage Assoc.
1,500	4.50% (h)	1,582,032
450	5.50% (h)	489,094
		2,071,126
	Total U.S. Government Agencies - Mortgage- Backed Securities (Cost $21,679,582)	21,853,954

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Asset-Backed Securities (0.3%)
$207	ARI Fleet Lease Trust 2010-A A (144A) (d) 1.791% (e) 08/15/18	$206,711
240	Chesapeake Funding LLC 2009-1 A (144A) (d) 2.341% (e) 12/15/20	240,699
525	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (d) 2.041% (e) 02/15/17	538,227
325	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (d) 1.888% (e) 10/20/14	325,249
123	Harley-Davidson Motorcycle Trust 2005-3 A2 4.41% 06/15/12	123,187
	Total Asset-Backed Securities (Cost $1,421,030)	1,434,073
	U.S. Government Agencies & Obligations (4.3%)
	Diversified Financial Services - FDIC Guaranteed
600	Ally Financial, Inc. 2.20% 12/19/12	619,675
1,300	Citigroup Funding, Inc. (See Note 6) 2.25% 12/10/12	1,343,434
1,300	General Electric Capital Corp. (Series G) 2.625% 12/28/12	1,355,759
		3,318,868

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	U.S. Treasury Bonds
$1,100	3.50% 02/15/39	$1,010,282
2,900	6.875% 08/15/25	4,045,952
3,430	7.50% 11/15/24	5,001,904
	U.S. Treasury Notes
1,500	2.375% 10/31/14	1,565,274
2,600	3.375% 11/15/19	2,710,905
7,100	3.625% 02/15/20	7,537,651
		21,871,968
	Total U.S. Government Agencies & Obligations (Cost $23,610,877)	25,190,836
	Commodity-Linked Securities (3.5%)
211	Deutsche Bank UBS Commodity Linked Note (g) 0.00% 12/23/10 (Cost $20,884,630)	20,514,363
	Short-Term Investments (21.9%)
	U.S. Government Obligation (2.2%)
12,770	U.S. Treasury Bills 0.05-0.11% 08/26/10 - 10/28/10 (Cost $12,767,178)(j)(k)	12,767,551

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF SHARES (OOO)		VALUE
	Investment Company (19.7%)
115,269	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $115,269,385)	$115,269,385
	Total Short-Term Investments (Cost $128,036,563)	128,036,936
Total Investments (Cost $582,751,707) (l)(m)	102.3%	598,327,153
Liabilities in Excess of Other Assets	(2.3)	(13,358,034)
Net Assets	100.0%	$584,969,119

  ADR  American Depositary Receipt.

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2010.

  FDIC  Federal Deposit Insurance Corporation.

  FDR  Finnish Depositary Receipt.

  GDR  Global Depositary Receipt.

  MTN  Medium Term Note.

  PC  Participation Certificate.

  PPS  Price Protected Share.

  REGS  Security registered under Regulation S.

  REIT  Real Estate Investment Trust.

  SDR  Swedish Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (d)  Resale is restricted to qualified institutional investors.

  (e)  Floating rate security. Rate shown is the rate in effect at July 31, 2010.

  (f)  Security issued with perpetual maturity.

  (g)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

  (h)  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (i)  Security purchased on a when-issued basis.

  (j)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (k)  A portion of this security has been physically segregated in connection with open futures and swap contracts.

  (l)  Securities have been designated as collateral in connection with securities purchased on a forward commitment and when-issued basis, open futures, swap, and forward foreign currency contracts.

  (m)  The aggregate cost for federal income tax purposes is $588,098,856. The aggregate gross unrealized appreciation is $24,909,584 and the aggregate gross unrealized depreciation is $14,681,287 resulting in net unrealized appreciation $10,228,297.

Bond Insurance:

AMBAC  AMBAC Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

Forward Foreign Currency Contracts Open at July 31, 2010:

COUNTERPARTY CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG $3,633,802	INR	171,079,420	08/18/2010	$41,716
UBS AG $453,002	AUD	517,930	08/19/2010	14,366
UBS AG $3,709,835	BRL	6,583,844	08/19/2010	15,657
UBS AG $2,925,143	CAD	3,015,530	08/19/2010	7,397
UBS AG $16,952,737	EUR	13,412,294	08/19/2010	525,396
UBS AG $3,986,997	GBP	2,631,837	08/19/2010	142,350
UBS AG $11,945,441	HKD	92,820,137	08/19/2010	6,037
UBS AG $4,316,159	JPY	381,827,699	08/19/2010	104,129
UBS AG $4,889,999	KRW	5,903,695,653	08/19/2010	95,310
UBS AG $2,456,137	RUB	75,254,821	08/19/2010	26,343
UBS AG $2,506,067	SGD	3,454,388	08/19/2010	34,342
UBS AG $5,097,813	TWD	163,446,092	08/19/2010	6,614
UBS AG AUD908,374		$809,000	08/19/2010	(10,696)
UBS AG BRL8,377,871		$4,720,459	08/19/2010	(20,190)
UBS AG CHF1,597,506		$1,513,306	08/19/2010	(20,572)
UBS AG EUR1,987,008		$2,589,034	08/19/2010	(321)
UBS AG JPY196,536,068		$2,223,183	08/19/2010	(52,047)
Credit Suisse $1,071,399	CAD	1,100,000	09/15/2010	(2,108)
Credit Suisse $484,707	CAD	500,000	09/15/2010	1,334
State Street $1,106,872	CHF	1,175,000	09/15/2010	21,632
Credit Suisse $797,336	EUR	650,000	09/15/2010	49,671
Credit Suisse $1,323,436	EUR	1,050,000	09/15/2010	44,806
Credit Suisse $491,069	EUR	390,000	09/15/2010	17,136
Credit Suisse $835,530	EUR	650,000	09/15/2010	11,477
Credit Suisse $519,396	EUR	400,000	09/15/2010	1,839
Credit Suisse $523,210	EUR	400,000	09/15/2010	(1,975)
Credit Suisse $4,907,600	EUR	3,990,000	09/15/2010	291,718
UBS AG $748,200	GBP	500,000	09/15/2010	36,199
UBS AG $832,095	GBP	550,000	09/15/2010	30,743
UBS AG $3,096,450	GBP	2,100,000	09/15/2010	198,024
UBS AG $728,373	JPY	65,000,000	09/15/2010	24,297
UBS AG $656,926	JPY	58,000,000	09/15/2010	14,687
UBS AG $10,987,688	JPY	1,004,000,000	09/15/2010	638,173
State Street $1,572,935	KRW	1,790,000,000	09/15/2010	(63,255)
UBS AG $144,289	KRW	180,000,000	09/15/2010	7,523
Goldman Sachs $723,630	KRW	885,000,000	09/15/2010	22,776
UBS AG $54,913	MXN	700,000	09/15/2010	112
UBS AG $666,515	MXN	8,500,000	09/15/2010	1,643
State Street $627,165	MYR	2,064,000	09/15/2010	19,704
UBS AG $456,830	MYR	1,500,000	09/15/2010	13,278

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

COUNTERPARTY CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse $1,016,591	NOK	6,550,000	09/15/2010	$58,737
Credit Suisse $310,590	NZD	450,000	09/15/2010	14,710
Bank of America $528,324	PLN	1,800,000	09/15/2010	55,298
Credit Suisse $325,595	PLN	1,000,000	09/15/2010	(1,361)
UBS AG $1,147,754	SEK	9,000,000	09/15/2010	98,398
Credit Suisse $513,790	SGD	700,000	09/15/2010	1,041
UBS AG $779,260	TWD	24,960,000	09/15/2010	1,328
Credit Suisse AUD280,000		$239,177	09/15/2010	(12,669)
Credit Suisse CAD320,000		$308,710	09/15/2010	(2,356)
Credit Suisse EUR700,000		$865,214	09/15/2010	(46,947)
UBS AG GBP300,000		$449,976	09/15/2010	(20,663)
UBS AG GBP200,000		$301,550	09/15/2010	(12,209)
Bank of America HUF172,600,000		$733,688	09/15/2010	(54,134)
UBS AG JPY90,000,000		$1,010,782	09/15/2010	(31,377)
UBS AG KRW600,000,000		$494,136	09/15/2010	(11,902)
Credit Suisse NOK6,550,000		$1,019,090	09/15/2010	(56,238)
UBS AG NOK3,200,000		$495,740	09/15/2010	(29,611)
Bank of America PLN1,800,000		$525,547	09/15/2010	(58,075)
Net Unrealized Appreciation				$2,187,235

Currency Abbreviations:

  AUD  Australian Dollar.

  BRL  Brazilian Real.

  CAD  Canadian Dollar.

  CHF  Swiss Franc.

  DKK  Danish Krone.

  EUR  Euro.

  GBP  British Pound.

  HKD  Hong Kong Dollar.

  HUF  Hungarian Forint.

  INR  Indian Rupee.

  JPY  Japanese Yen.

  KRW  South Korean Won.

  MXN  Mexican New Peso.

  MYR  Malaysian Ringgit.

  NOK  Norwegian Krone.

  NZD  New Zealand Dollar.

  PLN  Polish Zloty.

  RUB  Russian Ruble.

  SEK  Swedish Krona.

  SGD  Singapore Dollar.

  TWD  Taiwan Dollar.

  ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

Futures Contracts Open at July 31, 2010:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
343	Long	S&P 500 E-mini, September 2010	$18,835,845	$498,515
132	Long	U.S. Treasury Notes 10 Year, September 2010	16,343,250	231,598
90	Long	U.S. Treasury Notes 5 Year, September 2010	10,784,532	259,042
277	Long	Dow Jones Euro Stoxx 50 Index, September 2010	9,908,714	734,644
115	Long	H-SHARES Index, August 2010	8,791,374	(47,246)
70	Long	KOSPI2 Index, September 2010	6,810,219	468,424
42	Long	Euro-Bobl, September 2010	6,569,530	(40,814)
170	Long	MSCI Taiwan Index, August 2010	4,629,100	(10,113)
382	Long	SGX CNX NIFTY Index, August 2010	4,103,444	(58,976)
103	Long	FTSE/JSE Top 40, September 2010	3,561,320	49,823
42	Long	FTSE 100 Index, September 2010	3,456,668	37,920
2	Long	JPN 10 Year Bond, September 2010	3,283,523	28,114
116	Long	MEX BOLSA Index, September 2010	2,976,357	(16,745)
19	Long	S&P/TSX 60 Index, September 2010	2,526,803	(9,728)
48	Long	MSCI Singapore Index, August 2010	2,481,541	11,177
18	Long	Hang Seng Index, August 2010	2,429,855	(9,412)
15	Long	TOPIX Index, September 2010	1,470,571	(25,178)
2	Long	DAX Index, September 2010	401,827	5,760

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1	Long	SPI 200 F, September 2010	$100,942	$(591)
8	Long	Euro Bund, September 2010	(1,340,162)	(8,413)
8	Short	U.S. Treasury Notes 2 Year, September 2010	(1,753,000)	(10,142)
26	Short	Euro-Bund, September 2010	(4,355,526)	19,568
74	Short	S&P Mid 400 E-mini, September 2010	(5,615,120)	(78,013)
90	Short	U.S. Treasury Bonds 30 Year, September 2010	(11,584,687)	(353,540)
149	Short	U.S. Treasury Notes 10 Year, September 2010	(18,448,062)	(431,282)
		Net Unrealized Appreciation		$1,244,392

	Credit Default Swap Contracts Open at July 31, 2010:
SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
								(unaudited)
Bank of America, N.A. Tyco Electronics Ltd.	Buy	$465	5.00%	June 20, 2014	$(55,420)	$(19,354)	$(74,774)	BBB-
Bank of America, N.A., Sealed Air Corp.	Buy	90	1.12	March 20, 2018	3,772	—	3,772	BB+
Net Credit Default Swap Contracts					$(51,648)	$(19,354)	$(71,002)

  †  Credit Rating as issued by Standard and Poor's.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Portfolio of Investments  ■  July 31, 2010 continued

Interest Rate Swap Contracts Open at July 31, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Credit Suisse Group	$4,200	3 Month LIBOR	Receive	2.625%	03/11/15	$(185,094)
UBS AG	640	3 Month LIBOR	Receive	2.841	01/08/15	(34,816)
		Total Unrealized Depreciation				$(219,910)

  LIBOR  London Interbank Offered Rate.

Zero Coupon Swap Contracts Open at July 31, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC^	$4,320	3 Month LIBOR	Receive	11/15/19	$(606,713)
Barclays Bank PLC^	3,685	3 Month LIBOR	Receive	11/15/21	(500,093)
Barclays Bank PLC^^	4,320	3 Month LIBOR	Pay	11/15/19	152,018
JPMorgan Chase Bank N.A. New York^	2,790	3 Month LIBOR	Receive	05/15/21	(395,418)
	Net Unrealized Depreciation				$(1,350,206)

  ^  Fund will make payments of $1,675,253, $1,650,364, and $1,221,824, respectively, on termination date.

  ^^  Fund will receive payment of $1,186,272 on termination date.

  LIBOR  London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets:
Investments in securities, at value (cost $464,711,133)	$479,991,604
Investments in affiliates, at value (cost $118,040,574)	118,335,549
Unrealized appreciation on open swap contracts	155,790
Unrealized appreciation on open forward foreign currency contracts	2,695,941
Cash (including foreign currency valued at $327,898 with a cost of $321,614 and $4,835,077 in segregation)	5,162,974
Receivable for:
Investments sold	22,315,638
Interest	1,640,771
Variation margin	715,897
Dividends	389,420
Shares of beneficial interest sold	222,972
Foreign withholding taxes reclaimed	202,157
Interest and dividends from affiliates	40,736
Periodic interest on open swap contracts	3,337
Principal paydowns	1,362
Prepaid expenses and other assets	59,856
Total Assets	631,934,004
Liabilities:
Unrealized depreciation on open swap contracts	1,777,554
Unrealized depreciation on open forward foreign currency contracts	508,706
Payable for:
Investments purchased	43,379,836
Shares of beneficial interest redeemed	416,153
Transfer agent fee	204,200
Distribution fee	178,950
Investment advisory fee	177,893
Periodic interest on open swap contracts	46,622
Administration fee	38,945
Premium received on open swap contracts	19,534
Accrued expenses and other payables	216,492
Total Liabilities	46,964,885
Net Assets	$584,969,119
Composition of Net Assets:
Paid-in-capital	$497,986,140
Net unrealized appreciation	17,430,535
Dividends in excess of net investment income	(2,419,594)
Accumulated undistributed net realized gain	71,972,038
Net Assets	$584,969,119
Class A Shares:
Net Assets	$459,742,335
Shares Outstanding (unlimited shares authorized, $.01 par value)	26,535,827
Net Asset Value Per Share	$17.33
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.29
Class B Shares:
Net Assets	$57,558,986
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,305,023
Net Asset Value Per Share	$17.42
Class C Shares:
Net Assets	$41,439,394
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,403,247
Net Asset Value Per Share	$17.24
Class I Shares:
Net Assets	$26,228,404
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,511,466
Net Asset Value Per Share	$17.35

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2010

Net Investment Income: Income
Dividends (net of $240,634 foreign withholding tax)	$7,647,825
Interest (net of $21,002 foreign withholding tax)	5,158,455
Interest and dividends from affiliates	356,171
Total Income	13,162,451
Expenses
Investment advisory fee	2,570,125
Distribution fee (Class A shares)	1,169,561
Distribution fee (Class B shares)	758,792
Distribution fee (Class C shares)	413,664
Transfer agent fees and expenses	694,152
Administration fee	489,548
Shareholder reports and notices	153,120
Professional fees	88,769
Custodian fees	82,125
Registration fees	59,429
Trustees' fees and expenses	20,076
Other	84,725
Total Expenses	6,584,086
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(167,133)
Net Expenses	6,416,953
Net Investment Income	6,745,498
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	127,098,531
Investments in affiliates	1,417,848
Futures contracts	(5,091,728)
Options written	17,624
Swap contracts	1,424,694
Forward foreign currency contracts	(692,317)
Foreign currency translation	(1,781,367)
Net Realized Gain	122,393,285
Change in Unrealized Appreciation/Depreciation on:
Investments	(82,807,897)
Investments in affiliates	614,786
Futures contracts	1,385,219
Options written	(19,137)
Swap contracts	(974,911)
Forward foreign currency contracts	2,187,235
Foreign currency translation	45,226
Net Change in Unrealized Appreciation/Depreciation	(79,569,479)
Net Gain	42,823,806
Net Increase	$49,569,304

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2010	FOR THE YEAR ENDED JULY 31, 2009
Increase (Decrease) in Net Assets: Operations:
Net investment income	$6,745,498	$8,844,433
Net realized gain (loss)	122,393,285	(44,030,039)
Net change in unrealized appreciation/depreciation	(79,569,479)	(32,334,650)
Net Increase (Decrease)	49,569,304	(67,520,256)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(7,592,642)	(8,324,189)
Class B shares	(595,284)	(1,353,335)
Class C shares	(368,480)	(449,403)
Class I shares	(504,638)	(559,959)
Net realized gain
Class A shares	—	(1,409,212)
Class B shares	—	(400,944)
Class C shares	—	(120,457)
Class I shares	—	(90,001)
Total Dividends and Distributions	(9,061,044)	(12,707,500)
Net decrease from transactions in shares of beneficial interest	(70,662,343)	(56,896,515)
Net Decrease	(30,154,083)	(137,124,271)
Net Assets:
Beginning of period	615,123,202	752,247,473
End of Period (Including dividends in excess of net investment income of $2,419,594 and accumulated undistributed net investment income of $3,546,486, respectively)	$584,969,119	$615,123,202

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010

1. Organization and Accounting Policies

Morgan Stanley Global Strategist Fund (the "Fund"), formally Morgan Stanley Strategist Fund (the Fund's name changed effective March 31, 2010), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (7) commodity-linked notes and swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

(that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

F. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Swaps — A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument.

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits of underlying issue in which the Fund may otherwise

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis as earned with the net amount accrued recorded within realized gains/losses on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

The Fund may enter into interest rate swaps, zero coupon swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. These are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. They generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into them on a net basis, i.e., the

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

The Fund may enter into total return swaps, which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

H. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

I. Structured Notes — The Fund also may invest a portion of its assets in structured notes and other types of structured investments, including commodity-linked notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds, commodities or commodity indices, and stock indices. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles.

J. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2010 remains subject to examination by taxing authorities.

K. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

M. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

N. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in  determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

The following is the summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$5,413,106	$5,413,106	—	—
Air Freight & Logistics	1,324,608	1,324,608	—	—
Auto Components	1,526,788	1,526,788	—	—
Automobiles	5,228,390	5,228,390	—	—
Beverages	6,889,064	6,889,064	—	—
Biotechnology	1,264,474	1,264,474	—	—
Building Products	905,377	905,377	—	—
Capital Markets	5,151,626	5,151,626	—	—
Chemicals	7,928,560	7,928,560	—	—
Commercial Banks	23,194,835	23,194,835	—	—
Commercial Services & Supplies	2,689,249	2,689,249	—	—
Communications Equipment	4,650,925	4,650,925	—	—
Computers & Peripherals	8,270,359	8,270,359	—	—
Construction & Engineering	1,221,177	1,221,177	—	—
Construction Materials	1,145,961	1,145,961	—	—
Consumer Finance	1,135,355	1,135,355	—	—
Containers & Packaging	159,463	159,463	—	—
Distributors	1,194,957	1,194,957	—	—
Diversified Consumer Services	78,421	78,421	—	—
Diversified Financial Services	5,710,057	5,710,057	—	—
Diversified Telecommunication Services	7,392,783	7,392,783	—	—
Electric Utilities	6,425,851	6,425,851	—	—
Electrical Equipment	3,431,024	3,431,024	—	—
Electronic Equipment, Instruments & Components	3,345,493	3,345,493	—	—
Energy Equipment & Services	3,398,528	3,398,528	—	—
Food & Staples Retailing	5,870,476	5,870,476	—	—
Food Products	9,594,590	9,594,590	—	—
Gas Utilities	760,698	760,698	—	—
Health Care Equipment & Supplies	2,993,678	2,993,678	—	—
Health Care Providers & Services	1,739,066	1,739,066	—	—
Health Care Technology	9,051	9,051	—	—
Hotels, Restaurants & Leisure	5,535,210	5,535,210	—	—
Household Durables	1,426,900	1,426,900	—	—
Household Products	2,052,066	2,052,066	—	—
Independent Power Producers & Energy Traders	252,155	252,155	—	—
Industrial Conglomerates	5,071,246	5,071,246	—	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

		FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Information Technology Services	$4,852,756	$4,852,756	—	—
Insurance	9,852,575	9,852,575	—	—
Internet & Catalog Retail	1,063,153	1,063,153	—	—
Internet Software & Services	2,493,003	2,493,003	—	—
Leisure Equipment & Products	155,745	155,745	—	—
Life Sciences Tools & Services	322,310	322,310	—	—
Machinery	6,920,931	6,920,931	—	—
Marine	643,933	643,933	—	—
Media	4,198,734	4,198,734	—	—
Metals & Mining	13,112,487	13,112,487	—	—
Multi-Utilities	6,063,280	6,063,280	—	—
Multiline Retail	2,329,813	2,329,813	—	—
Office Electronics	930,704	930,704	—	—
Oil, Gas & Consumable Fuels	25,182,221	25,182,221	—	—
Paper & Forest Products	275,206	275,206	—	—
Personal Products	2,417,128	2,417,128	—	—
Pharmaceuticals	18,721,780	18,721,780	—	—
Professional Services	374,930	374,930	—	—
Real Estate Investment Trusts (REITs)	4,385,318	4,385,318	—	—
Real Estate Management & Development	1,124,055	1,124,055	—	—
Road & Rail	3,844,893	3,844,893	—	—
Semiconductors & Semiconductor Equipment	4,990,655	4,990,655	—	—
Software	6,303,170	6,303,170	—	—
Specialty Retail	2,633,375	2,633,375	—	—
Textiles, Apparel & Luxury Goods	2,242,782	2,242,782	—	—
Tobacco	4,648,941	4,648,941	—	—
Trading Companies & Distributors	1,431,850	1,431,850	—	—
Transportation Infrastructure	328,775	328,775	—	—
Wireless Telecommunication Services	3,890,217	3,890,217	—	—
Total Common Stocks	280,116,287	280,116,287	—	—
Preferred Stocks	5,392,029	5,392,029	—	—
Corporate Bonds	46,653,622	—	$46,653,622	—
Commodity-Linked Securities	20,514,363	—	20,514,363	—
Foreign Government Obligations	68,387,302	—	68,387,302	—
Municipal Bonds	747,751	—	747,751	—
U.S. Government Agencies - Mortgage-Backed Securities	21,853,954	—	21,853,954	—
Asset-Backed Securities	1,434,073	—	1,434,073	—
U.S. Government Agencies & Obligations	25,190,836	—	25,190,836	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

		FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Short-Term Investments
U.S. Government Obligation	$12,767,551	—	$12,767,551	—
Investment Company	115,269,385	$115,269,385	—	—
Total Short-Term Investments	128,036,936	115,269,385	12,767,551	—
Forward Foreign Currency Contracts	2,695,941	—	2,695,941	—
Futures	2,344,585	2,344,585	—	—
Credit Default Swaps	3,772	—	3,772	—
Zero Coupon Swap Contracts	152,018	—	152,018	—
Total	$603,523,469	$403,122,286	$200,401,183	—
Liabilities:
Forward Foreign Currency Contracts	(508,706)	—	(508,706)	—
Futures	(1,100,193)	(1,100,193)	—	—
Credit Default Swaps	(55,420)	—	(55,420)	—
Interest Rate Swaps	(219,910)	—	(219,910)	—
Zero Coupon Swap Contracts	(1,502,224)	—	(1,502,224)	—
Total	$(3,386,453)	$(1,100,193)	$(2,286,260)	—

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation in the Statement of Operations. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the year ended July 31, 2010, the value of forward foreign currency contracts opened and closed were $749,049,860 and $443,629,222, respectively.

Futures To hedge against adverse interest rate, foreign currency and market risks, and for investment purposes, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts"). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the year ended July 31, 2010, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	371
Futures opened	17,300
Futures closed	(15,329)
Futures, outstanding at end of the period	2,342

Options For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options. Risks may arise from an imperfect correlation between the change in the market value of the securities held by the Fund and the price of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option.

Transactions in options for the year ended July 31, 2010, were as follows:

	NUMBER OF CONTRACTS	COST
Options purchased, outstanding at beginning of period	205	$158,656
Options purchased	—	—
Options closed	(205)	(158,656)
Options purchased, outstanding at end of period	—	—

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

	NUMBER OF CONTRACTS	PREMIUM
Options written, outstanding at beginning of period	170	$20,200
Options written	—	—
Options closed	(170)	(20,200)
Options written, outstanding at end of period	—	—

Swaps The Fund may enter into interest rate swaps, zero coupon swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) ("swaps") and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received by the Fund may be less than the maximum payout amount the Fund pays to the buyer, resulting in a loss to the Fund.

Transactions in swap contracts for the year ended July 31, 2010, were as follows:

	NOTIONAL AMOUNT (000'S)		NOTIONAL AMOUNT (000'S)
Swaps, outstanding at beginning of period		—	$31,723
Swaps opened	EUR	16,500	179,318
Swaps closed	EUR	(16,500)	(190,531)
Swaps, outstanding at end of period		—	$20,510

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of July 31, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES AND LIABILITIES LOCATION	STATEMENT OF ASSETS FAIR VALUE		LIABILITY DERIVATIVES AND LIABILITIES LOCATION	STATEMENT OF ASSETS FAIR VALUE
Interest Rate Risk	Variation margin	$510,208	†	Variation margin	$(844,191)†
	Unrealized appreciation on open swap contracts	152,018		Unrealized depreciation on open swap contracts	(1,722,134)
Credit Risk	Unrealized appreciation on open swap contracts	3,772		Unrealized depreciation on open swap contracts	(55,420)
Foreign Currency Risk	Unrealized appreciation on open forward foreign			Unrealized depreciation on open forward foreign
	currency contracts	2,695,941		currency contracts	(508,706)
Equity Risk	Variation margin	1,834,377	†	Variation margin	(256,002)†
		$5,196,316			$(3,386,453)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended July 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS	OPTIONS WRITTEN	OPTIONS PURCHASED††	FORWARD FOREIGN CURRENCY
Interest Rate Risk	$(106,329)	$158,404	$17,624	$(151,512)	—
Credit Risk	—	158,862	—	—	—
Foreign Currency Risk	—	—	—	—	$(692,317)
Equity Risk	(4,985,399)	1,107,428	—	—	—
Total	$(5,091,728)	$1,424,694	$17,624	$(151,512)	$(692,317)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS	OPTIONS WRITTEN	OPTIONS PURCHASED††	FORWARD FOREIGN CURRENCY
Interest Rate Risk	$1,385,219	$(814,320)	$(19,137)	$150,969	—
Credit Risk	—	(160,591)	—	—	—
Foreign Currency Risk	—	—	—	—	$2,187,235
Total	$1,385,219	$(974,911)	$(19,137)	$150,969	$2,187,235

††  Amounts are included in Investments in the Statement of Operations

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,050,316 at July 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

The Distributor has informed the Fund that for the year ended July 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $401, $61,098 and $5,527, respectively and received $159,869 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended July 31, 2010, advisory fees paid were reduced by $167,133 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "interest and dividends from affiliates" in the Statement of Operations and totaled $200,031 for the year ended July 31, 2010. During the year ended July 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $399,426,327 and $384,191,014, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 2010 aggregated $835,689,675 and $922,788,348 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $105,897,554 and $115,994,808, respectively.

For the year ended July 31, 2010, the Fund incurred brokerage commissions of $104,178 and $21,482 with Morgan Stanley & Co., Inc. and Citigroup, Inc., respectively, both affiliates of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the year ended July 31, 2010:

PURCHASES	SALES	NET REALIZED GAIN	INCOME	VALUE
$9,014,780	$11,083,452	$1,417,848	$156,140	$3,066,164

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended July 31, 2010, included in "trustees' fees and expenses" in the Statement of Operations amounted to $14,079. At July 31, 2010, the Fund had an accrued pension liability of $76,865, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,666,468	$45,553,257	5,247,103	$78,637,176
Conversion from Class B	213,970	3,668,628	390,429	6,033,096
Reinvestment of dividends and distributions	433,251	7,428,957	638,591	9,532,408
Redeemed	(4,994,013)	(85,274,484)	(5,969,797)	(89,588,301)
Net increase (decrease) — Class A	(1,680,324)	(28,623,642)	306,326	4,614,379
CLASS B SHARES
Sold	348,022	5,974,962	888,496	13,419,659
Conversion to Class A	(212,961)	(3,668,628)	(388,750)	(6,033,096)
Reinvestment of dividends and distributions	33,064	570,595	113,415	1,704,755
Redeemed	(2,389,608)	(41,014,879)	(4,756,180)	(72,259,864)
Net decrease — Class B	(2,221,483)	(38,137,950)	(4,143,019)	(63,168,546)
CLASS C SHARES
Sold	360,587	6,110,412	589,303	8,702,062
Reinvestment of dividends and distributions	21,119	361,046	37,830	560,478
Redeemed	(467,106)	(7,919,714)	(621,245)	(9,289,850)
Net increase (decrease) — Class C	(85,400)	(1,448,256)	5,888	(27,310)
CLASS I SHARES
Sold	99,690	1,697,831	592,861	8,865,168
Reinvestment of dividends and distributions	29,110	499,590	43,380	646,114
Redeemed	(272,343)	(4,649,916)	(518,580)	(7,826,320)
Net increase (decrease) — Class I	(143,543)	(2,452,495)	117,661	1,684,962
Net decrease in Fund	(4,130,750)	$(70,662,343)	(3,713,144)	$(56,896,515)

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2010	FOR THE YEAR ENDED JULY 31, 2009
Ordinary income	$9,061,044	$10,686,977
Long-term capital gains	—	2,020,523
Total distributions	$9,061,044	$12,707,500

As of July 31, 2010, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$62,109
Undistributed long-term gains	77,033,894
Net accumulated earnings	77,096,003
Temporary differences	(86,146)
Net unrealized appreciation	9,973,122
Total accumulated earnings	$86,982,979

During the year ended July 31, 2010, the Fund utilized its net capital loss carryforward of $21,028,207.

As of July 31, 2010, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures and forward foreign currency exchange contracts and passive foreign investment companies, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

Morgan Stanley Global Strategist Fund

Notes to Financial Statements  ■  July 31, 2010 continued

Permanent differences, primarily due to foreign currency losses, gains on swaps and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at July 31, 2010:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(3,650,534)	$3,687,771	$(37,237)

10. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements and disclosures, if any, is currently being assessed by the Fund's management.

Morgan Stanley Global Strategist Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2010		2009		2008		2007		2006
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.23		$18.07		$20.57		$19.74		$18.31
Income (loss) from investment operations:
Net investment income(1)	0.21		0.25		0.45		0.50		0.34
Net realized and unrealized gain (loss)	1.17		(1.74)		(1.23)		2.07		1.40
Total income (loss) from investment operations	1.38		(1.49)		(0.78)		2.57		1.74
Less dividends and distributions from:
Net investment income	(0.28)		(0.30)		(0.49)		(0.51)		(0.31)
Net realized gain	–		(0.05)		(1.23)		(1.23)		–
Total dividends and distributions	(0.28)		(0.35)		(1.72)		(1.74)		(0.31)
Net asset value, end of period	$17.33		$16.23		$18.07		$20.57		$19.74
Total Return(2)	8.52%		(8.06)%		(4.27)%		13.30%		9.60%
Ratios to Average Net Assets(3):
Total expenses	0.91	%(4)	0.95	%(4)	0.90	%(4)	0.92	%(4)	0.93%
Net investment income	1.24	%(4)	1.64	%(4)	2.30	%(4)	2.44	%(4)	1.78%
Rebate from Morgan Stanley affiliate	0.03%		0.02%		0.02%		0.00	%(5)	–
Supplemental Data:
Net assets, end of period, in thousands	$459,742		$457,914		$504,350		$553,395		$483,553
Portfolio turnover rate	173%		83%		42%		42%		43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2010		2009		2008		2007		2006
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.30		$18.14		$20.63		$19.79		$18.36
Income (loss) from investment operations:
Net investment income(1)	0.08		0.14		0.30		0.35		0.19
Net realized and unrealized gain (loss)	1.18		(1.75)		(1.23)		2.07		1.41
Total income (loss) from investment operations	1.26		(1.61)		(0.93)		2.42		1.60
Less dividends and distributions from:
Net investment income	(0.14)		(0.18)		(0.33)		(0.35)		(0.17)
Net realized gain	–		(0.05)		(1.23)		(1.23)		–
Total dividends and distributions	(0.14)		(0.23)		(1.56)		(1.58)		(0.17)
Net asset value, end of period	$17.42		$16.30		$18.14		$20.63		$19.79
Total Return(2)	7.74%		(8.77)%		(5.02)%		12.50%		8.72%
Ratios to Average Net Assets(3):
Total expenses	1.66	%(4)	1.70	%(4)	1.66	%(4)	1.67	%(4)	1.68%
Net investment income	0.49	%(4)	0.89	%(4)	1.54	%(4)	1.69	%(4)	1.03%
Rebate from Morgan Stanley affiliate	0.03%		0.02%		0.02%		0.00	%(5)	–
Supplemental Data:
Net assets, end of period, in thousands	$57,559		$90,105		$175,410		$276,329		$302,702
Portfolio turnover rate	173%		83%		42%		42%		43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2010		2009		2008		2007		2006
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.15		$17.99		$20.48		$19.66		$18.24
Income (loss) from investment operations:
Net investment income(1)	0.08		0.14		0.30		0.35		0.20
Net realized and unrealized gain (loss)	1.16		(1.74)		(1.22)		2.06		1.40
Total income (loss) from investment operations	1.24		(1.60)		(0.92)		2.41		1.60
Less dividends and distributions from:
Net investment income	(0.15)		(0.19)		(0.34)		(0.36)		(0.18)
Net realized gain	–		(0.05)		(1.23)		(1.23)		–
Total dividends and distributions	(0.15)		(0.24)		(1.57)		(1.59)		(0.18)
Net asset value, end of period	$17.24		$16.15		$17.99		$20.48		$19.66
Total Return(2)	7.76%		(8.78)%		(4.94)%		12.47%		8.79%
Ratios to Average Net Assets(3):
Total expenses	1.66	%(4)	1.70	%(4)	1.64	%(4)(5)	1.64	%(4)	1.64%
Net investment income	0.49	%(4)	0.89	%(4)	1.56	%(4)(5)	1.72	%(4)	1.07%
Rebate from Morgan Stanley affiliate	0.03%		0.02%		0.02%		0.00	%(6)	–
Supplemental Data:
Net assets, end of period, in thousands	$41,439		$40,203		$44,664		$48,192		$39,887
Portfolio turnover rate	173%		83%		42%		42%		43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.65% and 1.55%, respectively.

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2010		2009		2008		2007		2006
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.25		$18.10		$20.59		$19.76		$18.34
Income (loss) from investment operations:
Net investment income(1)	0.25		0.29		0.51		0.55		0.39
Net realized and unrealized gain (loss)	1.17		(1.75)		(1.23)		2.07		1.39
Total income (loss) from investment operations	1.42		(1.46)		(0.72)		2.62		1.78
Less dividends and distributions from:
Net investment income	(0.32)		(0.34)		(0.54)		(0.56)		(0.36)
Net realized gain	–		(0.05)		(1.23)		(1.23)		–
Total dividends and distributions	(0.32)		(0.39)		(1.77)		(1.79)		(0.36)
Net asset value, end of period	$17.35		$16.25		$18.10		$20.59		$19.76
Total Return(2)	8.84%		(7.86)%		(4.02)%		13.62%		9.80%
Ratios to Average Net Assets(3):
Total expenses	0.66	%(4)	0.70	%(4)	0.66	%(4)	0.67	%(4)	0.68%
Net investment income	1.49	%(4)	1.89	%(4)	2.54	%(4)	2.69	%(4)	2.03%
Rebate from Morgan Stanley affiliate	0.03%		0.02%		0.02%		0.00	%(5)	–
Supplemental Data:
Net assets, end of period, in thousands	$26,228		$26,901		$27,823		$66,753		$58,521
Portfolio turnover rate	173%		83%		42%		42%		43%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Strategist Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Strategist Fund (formerly Morgan Stanley Strategist Fund) (the "Fund"), including the portfolio of investments, as of July 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Strategist Fund as of July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 29, 2010

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information

Morgan Stanley Global Strategist Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Served as Chief Naval Personnel (July 1994-September 1996) Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	162	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	164	Director of various business organizations.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	162	Director of various non-profit organizations.

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	164	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor funds); CFO of the J. Paul Getty Trust.	165	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (51) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	162	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	164	None.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	162	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (77) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	165	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (62) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	163	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (36) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; Managing Director and Head of Americas distribution, product and marketing for Morgan Stanley Investment Management (since December 2009). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly President of the Investment Adviser (July 2008-July 2010), Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser (September 2008-July 2010), Head of Retail and Intermediary business, Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Mary Ann Picciotto (37) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Investment Adviser and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Formerly, Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser.

Morgan Stanley Global Strategist Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (44) c/o Morgan Stanley Services Company Inc. Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2010 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended July 31, 2010. For corporate shareholders, 66.56% of the dividends qualified for the dividend received deduction. 4.13% of the Fund's dividends were attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended July 31, 2010. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $7,244,392 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Global Strategist Fund

Annual Report

July 31, 2010

SRTANN
IU10-03182P-Y07/10

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2010

	Registrant			Covered Entities(1)
Audit Fees		$46,750		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,909,000	(2)
Tax Fees		$6,113	(3)	$1,013,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,113		$7,922,000

Total		$52,863		$7,922,000

2009

	Registrant			Covered Entities(1)
Audit Fees		$46,750		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,418,000	(2)
Tax Fees		$6,113	(3)	$881,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$6,113		$7,299,000

Total		$52,863		$7,299,000

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010